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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a

BARON ASSET FUND

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor	New York, NY 10153
(Address of Principal Executive Offices)	(Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2569 (5-07)

Item 1. Reports to Stockholders.

Baron Investment Funds Trust Semi Annual Report for the period ended March 31, 2008.

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron iOpportunity Fund

Baron Fifth Avenue Growth Fund

March 31, 2008

Baron Funds®

Semi Annual Financial Report

Dear Baron Funds Shareholder:

In this report you will find unaudited financial statements for Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund for the six months ended March 31, 2008. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders. We hope you find these statements informative and useful.

We thank you for choosing to join us as fellow shareholders in Baron Funds. We will continue to work hard to justify your confidence.

Sincerely,

Ronald Baron Chief Executive Officer and Chief Investment Officer May 23, 2008	Linda S. Martinson President and Chief Operating Officer May 23, 2008	Peggy Wong Treasurer and Chief Financial Officer May 23, 2008

This Semi Annual Financial Report is for the Baron Investment Funds Trust which currently has five series: Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. If you are interested in the Baron Select Funds which contains the Baron Partners Fund series, please visit the Funds’ website www.BaronFunds.com or contact us at 1-800-99BARON.

A description of the Funds’ proxy voting policies and procedures is available without charge on the Funds’ website, www.BaronFunds.com, or by calling 1-800-99BARON and on the SEC’s website at www.sec.gov. The Funds’ most current proxy voting record, Form N-PX, is also available on the Funds’ website, www.BaronFunds.com and on the SEC’s website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the SEC’s Public Reference Room may be obtained by calling 800-SEC-0330. A copy of the Funds’ Forms N-Q may also be obtained upon request by contacting Baron Funds at 1-800-99BARON. Schedules of portfolio holdings current to the most recent quarter are also available at www.BaronFunds.com.

Some of the comments are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate”, “may”, “expect”, “should”, “could”, “believe”, “plan” and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Adviser only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time without notice based on market and other conditions.

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate; an investor’s shares, when redeemed, may be worth more or less than their original cost. For more complete information about Baron Funds, including charges and expenses, call or write for a prospectus. Read it carefully before you invest or send money. This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of Baron Funds unless accompanied or preceded by the Funds’ current prospectus.

767 Fifth Avenue

NY, NY 10153

212-583-2100

Baron Asset Fund	March 31, 2008

Baron Asset Fund
Ticker Symbol: BARAX
Performance	2
Top Ten Holdings	3
Top Ten Industries	3
Management’s Discussion of Fund Performance	3

1.800.99.BARON

WWW.BARONFUNDS.COM

©2008 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN B ARON ASSET FUND IN RELATION TO THE RUSSELL 2000, THE RUSSELL MIDCAP GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2008.

	Baron Asset Fund[1,2]		S&P 500[1]		Russell 2000[1]		Russell MidCap Growth[1]
Six Months (not annualized)	(12.71%	)	(12.52%	)	(14.02%	)	(12.46%	)
One Year	(5.56%	)	(5.18%	)	(13.00%	)	(4.55%	)
Three Years	8.02%		5.82%		5.06%		7.77%
Five Years	16.90%		11.30%		14.90%		15.20%
Ten Years	4.84%		3.48%		4.96%		5.15%
Since Inception (June 12, 1987)	12.31%		9.87%		8.79%		9.90%	[3]

[1]

Prior to February 15, 2007, the Fund’s strategy was to invest primarily in small and mid-sized growth companies. Since then, the Fund’s investment strategy has shifted to mid-sized companies. The S&P 500, the Russell MidCap Growth and the Russell 2000 are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the stock market in general. The Russell MidCap Growth measures the performance of mid-sized companies that are classified as growth. The Russell 2000 measures the performance of small companies. The indexes and the Baron Asset Fund are with dividends, which positively impacts the performance results.

[2]	The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

[3]	For the period June 30, 1987 to March 31, 2008.

March 31, 2008	Baron Asset Fund

TOP Ten HOLDINGS AS OF M ARCH 31, 2008

Baron Asset Fund	% of Net Assets
Charles Schwab Corp.	4.4%
Wynn Resort, Ltd.	4.1%
XTO Energy, Inc.	4.1%
Vail Resorts, Inc.	3.8%
CME Group, Inc., Cl A	3.2%
ChoicePoint, Inc.	3.0%
Alexander’s, Inc.	2.9%
Arch Capital Group, Ltd.	2.4%
C.H. Robinson Worldwide, Inc.	2.2%
Polo Ralph Lauren Corp., Cl A	2.0%
32.1%

TOP Ten INDUSTRIES AS OF M ARCH 31, 2008

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six-month period ended March 31, 2008, Baron Asset Fund was down 12.71% and the Russell Midcap Growth was down 12.46%. According to Morningstar,1 its mid-cap growth category (consisting of 1,003 funds at March 31, 2008) was down 13.84% for the six months ended March 31, 2008.

For the one year ended March 31, 2008, the Fund was down 5.56% versus a 3.49% drop for its mid-cap growth peers (consisting of 972 funds at March 31, 2008). For the three years ended March 31, 2008, the Fund gained 8.02% per year as compared to 7.34% per year for the Morningstar mid-cap growth category (consisting of 827 funds at March 31, 2008). For the five years ended March 31, 2008, the Fund gained 16.90% per year as compared to 13.62% per year for the Morningstar mid-cap growth category (consisting of 694 funds at March 31, 2008). For the ten years ended March 31, 2008, the Fund gained 4.84% per year as compared to 5.32% per year for the Morningstar mid-cap growth category (consisting of 305 funds at March 31, 2008).

Baron Asset Fund invests for the long term, primarily in medium-sized growth companies while using value-oriented purchase and sell disciplines.2 The Fund purchases companies that it believes have sustainable competitive advantages and strong financial characteristics, operating in industries with favorable macroeconomic trends, led by strong management. The Fund has diversified its investment portfolio by adding what we believe to be well-financed, well-managed mid-cap growth businesses. We rely on our research team to determine what these businesses might earn in four years, and we purchase these securities at valuations that we believe will allow their share price to double within four years. Of course, there can be no guarantee the Fund will be successful in achieving its objectives.

The Fund’s best-performing industry was Energy Services. Our investment in XTO Energy benefited from the surge in the underlying commodity over the last three months. We are optimistic about the continued demand in the U.S. for natural gas. Natural gas is the cleanest burning fossil-fuel and is increasingly becoming the fuel of choice.

The Fund was negatively impacted by Recreation & Resorts, mostly attributable to the Fund’s holdings in Wynn Resorts. The weak U.S. economy began to impact business trends in Las Vegas. However, we think that any earnings decline Wynn Resorts could experience in its Las Vegas flagship property this year will be more than offset with earnings gains on its property in Macau, China. Ahead lie the prospects for another Macau casino, Wynn’s Encore expansion in Las Vegas, as well as development profits over the next decade.

The Fund expects to continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and have the ability to sustain superior levels of profitability. We intend to continue to identify companies through our independent research efforts. This approach to investing in companies, not trading of stocks, we believe will allow the Fund to produce above-average rates of return while keeping an attractive risk profile.

[1]	The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

[2]	Prior to February 15, 2007, the Fund’s strategy was also to invest in small- and mid-sized growth companies.

Baron Growth Fund	March 31, 2008

Baron Growth Fund
Ticker Symbol: BGRFX
Performance	4
Top Ten Holdings	5
Top Ten Industries	5
Management’s Discussion of Fund Performance	5

1.800.99.BARON

WWW.BARONFUNDS.COM

©2008 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN B ARON GROWTH FUND IN RELATION TO THE RUSSELL 2000, THE RUSSELL 2000 GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2008.

	Baron Growth Fund[1,2]		S & P 500[1]		Russell 2000[1]		Russell 2000 Growth[1]
Six Months (Not Annualized)	(12.61%	)	(12.52%	)	(14.02%	)	(14.66%	)
One Year	(7.00%	)	(5.18%	)	(13.00%	)	(8.94%	)
Three Years	4.78%		5.82%		5.06%		5.74%
Five Years	14.82%		11.30%		14.90%		14.24%
Ten Years	9.26%		3.48%		4.96%		1.75%
Since Inception (December 31, 1994)	15.55%		10.19%		9.35%		6.10%

[1]

The S&P 500, the Russell 2000 and the Russell 2000 Growth are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the stock market in general. The Russell 2000 measures the performance of 2000 small companies. The Russell 2000 Growth measures the performance of those Russell 2000 companies classified as growth. These indexes and the Baron Growth Fund are with dividends, which positively impacts the performance results.

[2]	The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

March 31, 2008	Baron Growth Fund

TOP Ten HOLDINGS AS OF M ARCH 31, 2008

Baron Growth Fund	% of Net Assets
DeVry, Inc.	2.5%
FC Co-Investment Partners, L.P.	2.4%
Dick’s Sporting Goods, Inc.	2.2%
J. Crew Group, Inc.	2.1%
FMC Technologies, Inc.	2.1%
Encore Acquisition Co.	2.1%
ITC Holdings Corp.	1.9%
Arch Capital Group, Ltd.	1.9%
LKQ Corp.	1.8%
CB Richard Ellis Group, Inc., Cl A	1.8%
20.8%

TOP Ten INDUSTRIES AS OF M ARCH 31, 2008

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2008, Baron Growth Fund was down 12.61%, the Russell 2000 was down 14.02% and the S&P 500 was down 12.52%. According to Morningstar,1 its small-cap growth category (consisting of 870 funds at March 31, 2008) was down 17.58% for the six months ended March 31, 2008.

For the one-year period ended March 31, 2008, the Fund was down 7.00% versus a 10.69% drop for its small-cap growth category peers (consisting of 842 funds at March 31, 2008). For the three-year period ended March 31, 2008, the Fund was up 4.78% per year versus 4.31% per year for its small-cap growth category peers (consisting of 681 funds at March 31, 2008). For the five-year period ended March 31, 2008, the Fund was up 14.82% per year versus 13.03% per year for its small-cap growth category peers (consisting of 561 funds at March 31, 2008). For the ten-year period ended March 31, 2008, the Fund was up 9.26% per year versus 4.39% for its small-cap growth category peers (consisting of 268 funds at March 31, 2008).

Baron Growth Fund is a long-term investor in small-sized growth companies. The Adviser, through its own independent research of companies, utilizes an investment approach that it believes allows it to look beyond the current market environment and develop conviction in the potential profitability of a business, and therefore its value in the future. We rely on our research team to determine what these businesses may earn in four and five years. We purchase securities that the Adviser believes will double in value within four or five years and double again in the following four or five years. The Fund invests in businesses that the Adviser believes have long-term sustainable competitive advantages that can be purchased at what we believe are attractive prices. Of course, there can be no guarantee the Fund will be successful in achieving its objectives.

Energy Services had the most positive impact on Fund performance due to the Fund’s holdings in Encore Acquisition and SunPower. Encore shares climbed in conjunction with a strong commodity environment as the price of oil reached a new all-time high. In addition, the company reported fourth-quarter results that were slightly ahead of expectations and hosted its first analyst day, which helped expose the company to a wider audience.

Recreation & Resorts had the most negative impact on Fund performance. Pinnacle, Wynn Resorts, Gaylord Entertainment and Ameristar Casinos were all down. We have seen gaming multiples compress as the economy has negatively impacted regional gaming markets. We are still long-term believers in the regional gaming companies. We are willing to wait out the weak economy.

The Fund intends to continue to invest primarily in small businesses that we believe have the potential to grow substantially in the years ahead.

[1]	The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

Baron Small Cap Fund	March 31, 2008

Baron Small Cap Fund
Ticker Symbol: BSCFX
Performance	6
Top Ten Holdings	7
Top Ten Industries	7
Management’s Discussion of Fund Performance	7

1.800.99.BARON

WWW.BARONFUNDS.COM

©2008 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN B ARON SMALL CAP FUND IN RELATION TO THE RUSSELL 2000, THE RUSSELL 2000 GROWTH AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2008.

	Baron Small Cap Fund[1,2]		S & P 500[1]		Russell 2000[1]		Russell 2000 Growth[1]
Six Months (Not Annualized)	(13.54%	)	(12.52%	)	(14.02%	)	(14.66%	)
One Year	(7.12%	)	(5.18%	)	(13.00%	)	(8.94%	)
Three Years	5.17%		5.82%		5.06%		5.74%
Five Years	14.61%		11.30%		14.90%		14.24%
Ten Years	8.97%		3.48%		4.96%		1.75%
Since Inception (September 30, 1997)	10.29%		4.89%		5.34%		1.92%

[1]

The S&P 500, the Russell 2000 and the Russell 2000 Growth are unmanaged indexes. The S&P 500 measures the performance of larger cap equities in the stock market in general. The Russell 2000 measures the performance of 2000 small companies. The Russell 2000 Growth measures the performance of those Russell 2000 companies classified as growth. These indexes and the Baron Small Cap Fund are with dividends, which positively impacts the performance results.

[2]	The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

March 31, 2008	Baron Small Cap Fund

TOP Ten HOLDINGS AS OF M ARCH 31, 2008

Baron Small Cap Fund	% of Net Assets
SBA Communications Corp., Cl A	2.6%
Covanta Holding Corp.	2.2%
American Tower Corp., Cl A	2.2%
TransDigm Group, Inc.	2.2%
Strayer Education, Inc.	2.2%
FLIR Systems, Inc.	2.1%
Intuitive Surgical, Inc.	2.1%
National CineMedia, Inc.	2.0%
Penn National Gaming, Inc.	1.9%
Iconix Brand Group, Inc.	1.9%
21.4%

TOP Ten INDUSTRIES AS OF M ARCH 31, 2008

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2008, Baron Small Cap Fund was down 13.54%, the Russell 2000 was down 14.02% and the S&P 500 was down 12.52%. According to Morningstar,1 its small-cap growth category (consisting of 870 funds at March 31, 2008) was down 17.58% for the six months ended March 31, 2008. For the one-year period ended March 31, 2008, the Fund was down 7.12% while its small-cap growth category peers (consisting of 842 funds at March 31, 2008) was down 10.69%. For the three-year period ended March 31, 2008, the Fund was up 5.17% per year versus 4.31% per year for its small-cap growth category peers (consisting of 681 funds at March 31, 2008). For the five-year period ended March 31, 2008, the Fund was up 14.61% per year versus 13.03% for its small-cap growth category peers (consisting of 561 funds at March 31, 2008). For the ten-year period ended March 31, 2008, the Fund was up 8.97% per year versus 4.39% for its small-cap growth category peers (consisting of 268 funds at March 31, 2008).

Baron Small Cap Fund invests primarily in small-cap growth companies. The Fund is a long-term investor in what we believe are well-run small-cap growth businesses that can be purchased at prices that we believe represent a significant discount to our assessment of true value. We rely on our research team to determine what these businesses might earn in two years, and we attempt to purchase these businesses at valuations that allow their share price to increase 50 percent within two years. Of course, there can be no guarantee that the Fund will be successful in achieving its objectives.

The Machinery & Electronics Industry had the most positive impact on Fund performance, solely attributable to our position in Flowserve which we sold after it reached our price target. The Environmental Industry, due to the Fund’s holding in Clean Harbors, also contributed.

The Fund was negatively impacted by Recreation & Resorts. Gaylord Entertainment and Penn National Gaming were both down, along with the entire gaming and lodging sector. We have seen gaming multiples compress as the economy has negatively impacted regional gaming markets. However, we are still long-term believers in regional gaming companies. Also, we believe the stock price decreases present a buying opportunity.

Baron Small Cap’s investments fall into three categories: Growth Stocks, Fallen Angels and Special Situations. The Fund intends to continue to invest in Growth Stocks that we believe have significant long-term growth prospects and can be purchased at what we believe are attractive prices because their prospects have not yet been appreciated by investors. Fallen Angels are companies that we believe have strong long-term franchises but have disappointed investors with short-term results, creating what we believe is a buying opportunity. Special Situations include spin-offs and recapitalizations, where lack of investor awareness creates opportunities to purchase what we believe are strong businesses at attractive prices.

[1]	The Morningstar composites are not weighted and represent the straight average of the annualized returns of each of the funds in the categories.

Baron iOpportunity Fund	March 31, 2008

Baron iOpportunity Fund
Ticker Symbol: BIOPX
Performance	8
Top Ten Holdings	9
Top Ten Industries	9
Management’s Discussion of Fund Performance	9

1.800.99.BARON

WWW.BARONFUNDS.COM

©2008 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON iOPPORTUNITY FUND IN RELATION TO THE NASDAQ COMPOSITE AND THE S&P 500 INDEXES

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2008.

	Baron iOpportunity Fund[1,2]		NASDAQ Composite[1]		S&P 500[1]
Six Months (not annualized)	(14.53%	)	(15.64%	)	(12.52%	)
One Year	(3.22%	)	(5.88%	)	(5.18%	)
Three Years	11.14%		4.46%		5.82%
Five Years	20.70%		11.19%		11.30%
Since Inception (February 29, 2000)	1.37%		(8.56%	)	1.26%

[1]

The NASDAQ Composite and the S&P 500 are unmanaged indexes. The NASDAQ Composite tracks the performance of market-value weighted common stocks listed on NASDAQ. The S&P 500 measures the performance of larger cap equities in the stock market in general. The NASDAQ Composite is without dividends. The S&P 500 and the Baron iOpportunity Fund are with dividends, which positively impacts the performance results.

[2]

The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares. Performance data also does not reflect the imposition of a short-term trading fee of 1% on redemption of shares held less than six months.

March 31, 2008	Baron iOpportunity Fund

TOP Ten HOLDINGS AS OF M ARCH 31, 2008

Baron iOpportunity Fund	% of Net Assets
Equinix, Inc.	4.4%
Apple, Inc.	4.3%
Research in Motion, Ltd.	3.9%
Charles Schwab Corp.	3.9%
SBA Communications Corp., Cl A	3.7%
Google, Inc., Cl A	3.5%
American Tower Corp., Cl A	3.5%
CME Group, Inc., Cl A	3.2%
NII Holdings, Inc.	3.1%
Gartner, Inc.	3.0%
36.5%

TOP Ten INDUSTRIES AS OF M ARCH 31, 2008

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the six months ended March 31, 2008, Baron iOpportunity Fund was down 14.53%, the S&P 500 was down 12.52% and the NASDAQ Composite was down 15.64%. According to Morningstar,1 an average fund in the mid-cap growth category, which includes the Fund (consisting of 1,003 funds at March 31, 2008) was down 13.84% for the six months ended March 31, 2008.

For the one-year period ended March 31, 2008, the Fund was down 3.22% while the Morningstar mid-cap growth category (consisting of 972 funds at March 31, 2008) was down 3.49%. For the three-year period ended March 31, 2008, the Fund gained 11.14% per year as compared to 7.34% per year for the Morningstar mid-cap growth category (consisting of 827 funds at March 31, 2008). For the five-year period ended March 31, 2008, the Fund gained 20.70% per year as compared to 13.62% per year for the Morningstar mid-cap growth category (consisting of 694 funds at March 31, 2008).

Baron iOpportunity Fund, like the other Baron Funds, utilizes value purchase disciplines while investing in growth companies that we believe have significant long-term information technology opportunities. We believe that our independent research will identify investment opportunities that are attractively priced relative to their future prospects. We further believe that many Internet businesses are at an early stage of development and that most Internet opportunities have yet to be discerned.

The Fund’s best-performing industry was Consumer Services. priceline.com was a positive contributor primarily due to the strength of its international business. The company’s hotel-focused European business has continued to thrive and as a result, has consistently beaten its own guidance and Street expectations.

The Communications industry most negatively impacted Fund performance, largely attributable to NII Holdings. The company’s shares declined as earlier investor concerns about competition in Mexico have expanded to include much more pronounced fears about technology risk. However, we believe that the company is investing prudently in next generation wireless technology and the cost of such investments will be far lower than many investors expect.

The Fund expects to continue to invest in both Internet-related businesses as well as established companies that we believe have significant and scalable information technology growth opportunities. We believe the Fund distinguishes itself from other Internet funds because of its value orientation and industry diversification.

[1]	The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

Baron Fifth Avenue Growth Fund	March 31, 2008

Baron Fifth Avenue Growth Fund
Ticker Symbol: BFTHX
Performance	10
Top Ten Holdings	11
Top Ten Industries	11
Management’s Discussion of Fund Performance	11

1.800.99.BARON

WWW.BARONFUNDS.COM

©2008 ALL RIGHTS RESERVED

COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN BARON FIFTH AVENUE GROWTH FUND IN RELATION TO THE S&P 500 INDEX

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MARCH 31, 2008.

	Baron Fifth Avenue Growth Fund[1,2]		S&P 500[1]
Six Months (Not Annualized)	(11.94%	)	(12.52%	)
One Year	(6.09%	)	(5.18%	)
Three Years	5.97%		5.82%
Since Inception (April 30, 2004)	5.72%		6.59%

[1]

The S&P 500 is an unmanaged index. The S&P 500 measures the performance of larger cap equities in the stock market in general. The index and the Baron Fifth Avenue Growth Fund are with dividends, which positively impacts the performance results.

[2]	The performance data in the table does not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares.

March 31, 2008	Baron Fifth Avenue Growth Fund

TOP Ten HOLDINGS AS OF M ARCH 31, 2008

Baron Fifth Avenue Growth Fund	% of Net Assets
XTO Energy, Inc.	4.2%
Microsoft Corp.	4.1%
Wells Fargo & Co.	3.8%
Target Corp.	3.8%
Diageo plc, ADR	3.5%
Wynn Resorts, Ltd.	3.5%
American Express Co.	3.4%
American Tower Corp., Cl A	3.3%
Comcast Corp., Cl A	3.3%
Home Depot, Inc.	3.1%
36.0%

TOP Ten INDUSTRIES AS OF M ARCH 31, 2008

(as a percentage of net assets)

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Baron Fifth Avenue Growth Fund was down 11.94% for the six months ended March 31, 2008. The S&P 500, was down 12.52% during the same period. According to Morningstar,1 the large-cap growth category (consisting of 1,816 funds at March 31, 2008) was down 12.26% in the six months ended March 31, 2008.

Baron Fifth Avenue Growth Fund focuses on the long-term fundamental prospects of the businesses in which it invests. This contrasts with other investors’ focus on historical operating results or current earnings expectations. Baron believes that historical results and the outlook for near-term earnings are often not indicative of superior longer-term prospects that can be identified through research efforts. The Fund believes that it can gain an investment advantage through its independent and exhaustive research of businesses. The Fund attempts to purchase what it believes are great large-cap companies with exciting prospects at attractive prices when we think prospects are misunderstood, markets react to short-term events or experts are wrong.

The Fund’s best-performing industry was Energy Services, mostly attributable to XTO Energy. Our investment in XTO Energy benefited from the surge in the natural gas sector. We are optimistic about the continued demand in the U.S. for natural gas. Natural gas is the cleanest burning fossil fuel and is increasingly becoming the fuel of choice.

The Fund’s performance was negatively impacted by the Recreation & Resorts industry. Wynn Resorts and Las Vegas Sands were both down as the weak U.S. economy affected business trends in Las Vegas. However, we believe both companies still have strong fundamentals in their Macau casinos. We think that any earnings decline Wynn Resorts could experience in its Las Vegas flagship property this year will be more than offset with earnings gains on its property in Macau, China. Ahead lie the prospects for another Macau casino, Wynn’s Encore expansion in Las Vegas, as well as development profits over the next decade.

The Fund intends to invest in what we believe are some of the best companies in America. The Fund is positioned, in our view, in blue chip, best-of-breed growth companies with a strong emphasis on quality to reduce risk. We believe the key to long-term stock appreciation is consistent earnings growth. We invest in those companies that are market-share leaders that dominate their industry, companies with strong franchises and a strong brand name, avoiding, in our view, fads and other short-term unsustainable trends. We target companies that are low-cost operators in their industry with, in our view, high barriers to entry. We also try to invest in growth companies that are positioned in industries that are themselves growing.

[1]	The Morningstar composites are not weighted and represent the straight average of annualized returns of each of the funds in the categories.

Baron Funds	March 31, 2008

FUND EXPENSES (UNAUDITED)

As a shareholder of the Funds, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the maximum permitted front-end sales charge. Transaction costs, as in the case of Baron iOpportunity Fund, may include redemption fees. The information on this page is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on October 1, 2007 and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 20081

	Actual Total Return	Beginning Account Value Oct. 1, 2007	Ending Account Value Mar. 31, 2008	Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund	(12.71)%	$1,000.00	$872.94	1.32%	$6.18
Baron Growth Fund	(12.61)%	$1,000.00	$873.89	1.31%	$6.14
Baron Small Cap Fund	(13.54)%	$1,000.00	$864.63	1.31%	$6.11
Baron iOpportunity Fund	(14.53)%	$1,000.00	$854.73	1.43%	$6.63
Baron Fifth Avenue Growth Fund	(11.94)%	$1,000.00	$880.62	1.40%	$6.58

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Funds with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2008

	Hypothetical Annualized Total Return	Beginning Account Value Oct. 1, 2007	Ending Account Value Mar. 31, 2008	Annualized Expense Ratio	Expenses Paid During the Period[2]
Baron Asset Fund	5.00%	$1,000.00	$1,018.40	1.32%	$6.66
Baron Growth Fund	5.00%	$1,000.00	$1,018.45	1.31%	$6.61
Baron Small Cap Fund	5.00%	$1,000.00	$1,018.45	1.31%	$6.61
Baron iOpportunity Fund	5.00%	$1,000.00	$1,017.85	1.43%	$7.21
Baron Fifth Avenue Growth Fund	5.00%	$1,000.00	$1,018.00	1.40%	$7.06

[1]	Assumes reinvestment of all dividends and capital gain distributions, if any.

[2]

Expenses are equal to each Fund's respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent Fiscal half-year, then divided by 366.

March 31, 2008	Baron Asset Fund

STATEMENT OF NET ASSETS

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (91.30%)

	Apparel (2.04%)
1,325,000	Polo Ralph Lauren Corp., Cl A	$40,412,869	$77,234,250

	Automotive Parts (0.82%)
800,000	Copart, Inc.[1]	30,369,761	31,008,000

	Business Services (9.86%)
2,000,000	Brown & Brown, Inc.	46,427,539	34,760,000
2,340,000	ChoicePoint, Inc.[1,4]	24,549,053	111,384,000
335,000	Equifax, Inc.	11,832,129	11,550,800
975,000	FactSet Research Systems, Inc.	57,115,572	52,523,250
600,000	IHS, Inc., Cl A1	28,072,415	38,586,000
1,850,000	Iron Mountain, Inc.[1]	34,118,706	48,914,000
350,000	MSCI, Inc., Cl A1	10,885,254	10,412,500
425,000	Ritchie Bros. Auctioneers, Inc.[2]	31,970,536	34,901,000
1,150,000	Robert Half Intl., Inc.	1,202,006	29,601,000

		246,173,210	372,632,550

	Communications (2.22%)
525,000	Equinix, Inc.[1]	43,189,615	34,907,250
375,000	NII Holdings, Inc.[1]	19,978,946	11,917,500
1,250,000	SBA Communications Corp., Cl A1	43,612,786	37,287,500

		106,781,347	84,112,250

	Consulting (2.05%)
450,000	Corporate Executive Board Co.	38,734,272	18,216,000
2,700,000	Gartner, Inc.[1]	66,668,546	52,218,000
200,000	Moody’s Corp.	5,136,492	6,966,000

		110,539,310	77,400,000

	Distribution (2.71%)
1,350,000	Fastenal Co.	54,551,049	62,005,500
960,000	MSC Industrial Direct Co., Inc., Cl A	47,970,465	40,560,000

		102,521,514	102,565,500

	Education (1.55%)
1,400,000	DeVry, Inc.	12,832,219	58,576,000

	Energy Services (9.82%)
1,100,000	Covanta Holding Corp.[1]	25,867,926	30,250,000
1,200,000	Helmerich & Payne, Inc.	38,464,161	56,244,000
570,000	Petroplus Holdings AG, 144A1,2	39,166,956	35,068,976
225,000	SandRidge Energy, Inc.[1]	6,754,611	8,808,750
500,000	SEACOR Holdings, Inc.[1]	14,322,278	42,680,000
375,000	SunPower Corp., Cl A1	15,708,132	27,941,250
200,000	Ultra Petroleum Corp.[1]	4,847,419	15,500,000
2,500,000	XTO Energy, Inc.	13,602,027	154,650,000

		158,733,510	371,142,976

	Financial Services - Asset Management (3.68%)
600,000	AllianceBernstein Holding L.P.	24,584,256	38,028,000
2,000,000	Eaton Vance Corp.	54,244,546	61,020,000
800,000	T. Rowe Price Group, Inc.	21,584,167	40,000,000

		100,412,969	139,048,000

	Financial Services - Banking (0.20%)
150,000	City National Corp.	8,169,510	7,419,000

Shares		Cost	Value
Common Stocks (continued)

	Financial Services - Brokerage & Exchanges (10.11%)
2,000,000	Bolsa de Mercadorias e Futuros, 144A2	$22,331,388	$18,236,736
1,910,800	Bovespa Holding SA, 144A2	24,712,326	25,753,929
8,800,000	Charles Schwab Corp.	21,422,499	165,704,000
255,000	CME Group, Inc., Cl A	18,498,370	119,620,500
225,000	IntercontinentalExchange, Inc.[1]	29,585,805	29,362,500
1,450,000	Jefferies Group, Inc.	40,611,206	23,388,500

		157,161,594	382,066,165

	Financial Services - Insurance (3.97%)
1,300,000	Arch Capital Group, Ltd.[1,2]	54,246,056	89,271,000
1,000,000	Assurant, Inc.	37,153,168	60,860,000

		91,399,224	150,131,000

	Financial Services - Miscellaneous (0.31%)
350,000	Redecard SA, GDR 144A2	11,808,649	11,644,710

	Gaming Services (0.84%)
1,500,000	Scientific Games Corp., Cl A1	45,507,788	31,665,000

	Government Services (1.35%)
2,750,000	SAIC, Inc.[1]	49,157,711	51,122,500

	Healthcare Facilities (2.15%)
1,400,000	Brookdale Senior Living, Inc.	56,901,969	33,460,000
1,425,000	Community Health Systems, Inc.[1]	43,268,327	47,837,250

		100,170,296	81,297,250

	Healthcare Products (2.80%)
1,150,000	DENTSPLY International, Inc.	25,389,865	44,390,000
800,000	Henry Schein, Inc.[1]	22,796,151	45,920,000
200,000	Zimmer Holdings, Inc.[1]	6,087,903	15,572,000

		54,273,919	105,882,000

	Healthcare Services (7.52%)
850,000	Covance, Inc.[1]	50,799,180	70,524,500
1,230,000	IDEXX Laboratories, Inc.[1]	51,189,620	60,589,800
1,175,000	Stericycle, Inc.[1]	36,427,140	60,512,500
850,000	Thermo Fisher Scientific, Inc.[1]	24,522,276	48,314,000
1,625,000	VCA Antech, Inc.[1]	56,717,441	44,443,750

		219,655,657	284,384,550

	Hotels and Lodging (0.77%)
850,000	Choice Hotels Intl., Inc.	4,185,563	28,993,500

	Manufacturing (0.73%)
700,000	Embraer - Empresa Brasileira de Aeronautica S.A., ADR[2]	28,624,174	27,657,000

	Media (1.43%)
1,500,000	Lamar Advertising Co., Cl A1	84,423,700	53,895,000

	Real Estate (1.87%)
2,725,000	CB Richard Ellis Group, Inc., Cl A1	40,830,850	58,969,000
425,532	Corrections Corp. of America[1]	1,419	11,710,641

		40,832,269	70,679,641

	Real Estate - REITs (3.73%)
314,000	Alexander’s, Inc.[1,5]	20,453,936	111,313,000
700,000	Douglas Emmett, Inc.	14,700,000	15,442,000
175,000	SL Green Realty Corp.	14,628,197	14,257,250

		49,782,133	141,012,250

See Notes to Financial Statements.	13

Baron Asset Fund	March 31, 2008

STATEMENT OF NET ASSETS (CONTINUED)

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (continued)

	Recreation and Resorts (8.62%)
1,300,000	Boyd Gaming Corp.	$54,856,924	$26,000,000
3,000,000	Vail Resorts, Inc.[1,5]	61,273,805	144,870,000
155,000	Wynn Resorts, Ltd.	295,985	15,599,200
1,459,408	Wynn Resorts, Ltd.[3]	14,075,998	139,531,080

		130,502,712	326,000,280

	Restaurants (0.75%)
1,300,000	Cheesecake Factory, Inc.[1]	30,439,703	28,327,000

	Retail - Consumer Staples (1.05%)
1,200,000	Whole Foods Market, Inc.	38,578,828	39,564,000

	Retail - Specialty Stores (3.15%)
1,600,000	CarMax, Inc.[1]	25,789,558	31,072,000
1,100,000	Dick’s Sporting Goods, Inc.[1]	31,452,791	29,458,000
1,400,000	Tiffany & Co.	47,758,983	58,576,000

		105,001,332	119,106,000

	Software (0.32%)
700,000	Nuance Communications, Inc.[1]	12,087,220	12,187,000

	Transportation (3.46%)
1,550,000	C. H. Robinson Worldwide, Inc.	30,028,921	84,320,000
1,025,000	Expeditors International of Washington, Inc.	27,277,571	46,309,500

		57,306,492	130,629,500

	Utility Services (1.42%)
2,300,000	Southern Union Co.	30,218,480	53,521,000

Total Common Stocks		2,258,063,663	3,450,903,872

Private Equity Investments (3.70%)

	Education (0.00%)
105,264	Apollo International, Inc. S-A Conv. Pfd.[1,3,5]	800,006	0

	Financial Services - Asset Management (1.27%)
5,600,004	Windy City Investments Holdings LLC[1,3]	31,960,710	48,104,030

	Healthcare Services (0.64%)
6,841	Somerford Corp. S-A Conv. Pfd.[1,3]	10,951,004	24,019,288

	Recreation and Resorts (1.79%)
5,200,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	52,000,000	67,600,000

Total Private Equity Investments		95,711,720	139,723,318

Principal Amount		Cost	Value
Short Term Investments (5.20%)

	Short Term Money Market Instruments
$196,545,437	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2008, 1.20% due 04/01/2008; Proceeds at maturity - $196,551,989; (Fully collateralized by U.S. Treasury Bond, 7.875% due 02/15/2021; Market value - $79,400,350 and U.S. Treasury Bond, 6.25% due 08/15/2023; Market value - $121,077,731)	$196,545,437	$196,545,437
15,545	State Street Eurodollar Time Deposit, 0.60% due 04/01/2008	15,545	15,545

Total Short Term Investments		196,560,982	196,560,982

Total Investments (100.20%)		$2,550,336,365	3,787,188,172

Liabilities Less Cash and Other Assets (-0.20%)			(7,561,580)

Net Assets (Equivalent to $56.27 per share based on 67,170,275 shares outstanding)			$3,779,626,592

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	See Note 7 regarding Restricted and Fair Valued Securities.
[4]	Represents securities, or a portion thereof, in segregated custodian account. See Note 10.
[5]	See Note 9 regarding “Affiliated” companies.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

14	See Notes to Financial Statements.

March 31, 2008	Baron Growth Fund

STATEMENT OF NET ASSETS

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (89.99%)

	Advertising Services (0.37%)
1,000,000	National CineMedia, Inc.	$23,390,508	$22,480,000

	Apparel (1.37%)
2,250,000	Under Armour, Inc., Cl A1	83,629,789	82,350,000

	Automotive Parts (3.55%)
2,725,000	Copart, Inc.[1]	69,029,357	105,621,000
4,817,316	LKQ Corp.[1]	65,314,216	108,245,091

		134,343,573	213,866,091

	Building Materials (0.32%)
1,250,000	Apogee Enterprises, Inc.	25,483,790	19,250,000

	Business Services (4.72%)
600,000	Brown & Brown, Inc.	9,830,329	10,428,000
816,363	ChoicePoint, Inc.[1,4]	11,522,343	38,858,879
1,275,000	FactSet Research Systems, Inc.	65,522,295	68,684,250
387,100	IHS, Inc., Cl A1	15,877,527	24,894,401
4,000,000	Integrated Distribution Services Group, Ltd.[2]	15,141,069	11,204,410
227,500	MSCI, Inc., Cl A1	5,685,616	6,768,125
2,500,000	RiskMetrics Group, Inc.[1]	52,397,200	48,375,000
912,903	Ritchie Bros. Auctioneers, Inc.[2]	64,876,174	74,967,594

		240,852,553	284,180,659

	Communications (2.03%)
1,076,183	Equinix, Inc.[1]	35,988,892	71,555,408
1,700,000	SBA Communications Corp., Cl A1	6,533,039	50,711,000

		42,521,931	122,266,408

	Consulting (0.97%)
3,026,000	Gartner, Inc.[1]	55,483,367	58,522,840

	Consumer Products (2.41%)
1,575,000	Church & Dwight Co., Inc.	58,038,014	85,428,000
600,565	Harman International Industries, Inc.	24,483,489	26,148,600
1,250,000	Marvel Entertainment, Inc.[1]	31,934,792	33,487,500

		114,456,295	145,064,100

	Consumer Services (3.30%)
1,400,000	Chemed Corp.[5]	53,983,431	59,080,000
1,200,000	Morningstar, Inc.[1]	26,102,655	73,620,000
2,300,000	Sotheby’s	75,674,445	66,493,000

		155,760,531	199,193,000

	Distribution (1.05%)
1,500,900	MSC Industrial Direct Co., Inc., Cl A	55,094,616	63,413,025

	Education (4.32%)
3,675,000	DeVry, Inc.[5]	61,662,338	153,762,000
700,000	Strayer Education, Inc.	57,859,739	106,750,000

		119,522,077	260,512,000

	Energy Services (10.91%)
725,000	Carrizo Oil & Gas, Inc.[1]	30,916,776	42,970,750
400,000	Core Laboratories N.V.[1,2]	19,417,274	47,720,000
800,000	Dresser-Rand Group, Inc.[1]	19,155,509	24,600,000
3,100,000	Encore Acquisition Co.[1,5]	51,499,113	124,868,000
1,500,000	EXCO Resources, Inc.[1]	22,710,123	27,750,000
2,200,000	FMC Technologies, Inc.[1]	25,188,996	125,158,000
1,050,000	Helmerich & Payne, Inc.	24,393,872	49,213,500
637,500	PHI, Inc.[1]	18,390,290	20,106,750
487,500	Range Resources Corp.	8,333,342	30,931,875
1,100,000	SEACOR Holdings, Inc.[1]	79,415,883	93,896,000
1,000,000	TETRA Technologies, Inc.[1]	19,734,314	15,840,000

Shares		Cost	Value
Common Stocks (continued)

	Energy Services (continued)
650,000	Whiting Petroleum Corp.[1]	$22,550,925	$42,022,500
400,000	Willbros Group, Inc.[1,2]	13,843,835	12,240,000

		355,550,252	657,317,375

	Financial Services - Asset Management (1.35%)
1,950,000	Cohen & Steers, Inc.	38,355,016	51,655,500
650,000	Eaton Vance Corp.	11,290,146	19,831,500
200,000	GAMCO Investors, Inc., Cl A	3,227,583	10,072,000

		52,872,745	81,559,000

	Financial Services - Banking (2.41%)
200,000	Cathay General Bancorp	7,137,698	4,146,000
650,000	Frontier Financial Corp.	15,052,853	11,492,000
1,200,000	Glacier Bancorp, Inc.	28,784,986	23,004,000
1,700,000	SVB Financial Group[1,5]	85,140,344	74,188,000
2,950,000	UCBH Holdings, Inc.	57,216,914	22,892,000
849,060	Virginia Commerce Bancorp, Inc.[1]	16,106,317	9,747,209

		209,439,112	145,469,209

	Financial Services - Brokerage & Exchanges (2.03%)
863,400	Evercore Partners, Inc., Cl A	23,023,249	15,325,350
1,350,000	FCStone Group, Inc.[1]	27,105,796	37,395,000
4,000,000	Jefferies Group, Inc.	57,239,169	64,520,000
733,871	Thomas Weisel Partners Group, Inc.[1]	13,612,166	4,858,226

		120,980,380	122,098,576

	Financial Services - Insurance (1.88%)
1,650,000	Arch Capital Group, Ltd.[1,2]	51,045,431	113,305,500

	Financial Services - Miscellaneous (0.64%)
775,000	Bankrate, Inc.[1]	34,529,128	38,664,750

	Food (1.35%)
1,400,000	Ralcorp Holdings, Inc.[1,5]	53,671,573	81,410,000

	Gaming Services (0.88%)
2,500,000	Scientific Games Corp., Cl A1	55,364,606	52,775,000

	Healthcare Facilities (1.66%)
2,000,000	Community Health Systems, Inc.[1]	49,858,101	67,140,000
724,600	Emeritus Corp.[1]	21,783,313	15,115,156
500,000	Skilled Healthcare Group, Inc., Cl A1	7,872,341	5,490,000
950,000	Sun Healthcare Group, Inc.[1]	11,316,335	12,483,000

		90,830,090	100,228,156

	Healthcare Products (1.71%)
2,000,000	Edwards Lifesciences Corp.[1]	59,602,587	89,100,000
850,000	PSS World Medical, Inc.[1]	17,338,615	14,161,000

		76,941,202	103,261,000

	Healthcare Services (4.28%)
1,050,000	Charles River Laboratories Intl., Inc.[1]	30,142,796	61,887,000
800,000	Gen-Probe, Inc.[1]	33,725,299	38,560,000
1,000,000	Healthways, Inc.[1]	44,923,349	35,340,000
7,600,000	HLTH Corp.[1]	106,855,740	72,504,000
320,000	IDEXX Laboratories, Inc.[1]	9,006,923	15,763,200
200,000	IPC The Hospitalist Co., Inc.[1]	3,696,148	3,956,000
1,100,000	VCA Antech, Inc.[1]	31,986,616	30,085,000

		260,336,871	258,095,200

See Notes to Financial Statements.	15

Baron Growth Fund	March 31, 2008

STATEMENT OF NET ASSETS (CONTINUED)

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (continued)

	Healthcare Services - Insurance (1.36%)
2,500,000	AMERIGROUP Corp.[1]	$42,527,141	$68,325,000
350,000	WellCare Health Plans, Inc.[1]	14,470,084	13,632,500

		56,997,225	81,957,500

	Hotels and Lodging (1.41%)
2,500,000	Choice Hotels Intl., Inc.	58,119,478	85,275,000

	Infrastructure (2.32%)
3,500,000	AECOM Technology Corp.[1]	78,998,559	91,035,000
375,000	Layne Christensen Co.[1]	20,418,657	13,132,500
1,225,000	Macquarie Infrastructure Co.	42,432,004	35,684,250

		141,849,220	139,851,750

	Leisure (0.45%)
1,025,000	Allegiant Travel Co.[1,5]	30,843,328	27,080,500

	Media (1.02%)
600,000	Central European Media Enterprises, Ltd., Cl A1,2	29,408,871	51,138,000
720,000	TechTarget, Inc.[1]	9,670,536	10,202,400

		39,079,407	61,340,400

	Real Estate (2.45%)
4,950,000	CB Richard Ellis Group, Inc., Cl A1	35,102,586	107,118,000
925,000	CoStar Group, Inc.[1]	39,770,736	39,775,000
99,200	HFF, Inc., Cl A1	1,676,936	496,992

		76,550,258	147,389,992

	Real Estate - Home Building (0.53%)
725,000	M.D.C. Holdings, Inc.	35,637,649	31,747,750

	Real Estate - REITs (2.31%)
1,475,000	Acadia Realty Trust	39,458,028	35,621,250
136,838	Alexander’s, Inc.[1]	29,189,317	48,509,071
1,500,000	Digital Realty Trust, Inc.	54,621,488	53,250,000
534,034	Winthrop Realty Trust	2,867,142	2,090,209

		126,135,975	139,470,530

	Recreation and Resorts (6.65%)
2,850,000	Ameristar Casinos, Inc.	67,561,095	52,012,500
2,700,000	Boyd Gaming Corp.	68,970,926	54,000,000
1,600,000	Gaylord Entertainment Co.[1]	75,047,903	48,464,000
1,000,000	Isle of Capri Casinos, Inc.[1]	19,942,190	7,150,000
2,900,000	Pinnacle Entertainment, Inc.[1]	91,266,677	37,120,000
877,978	Steiner Leisure, Ltd.[1,5]	41,430,816	28,973,274
1,900,000	Vail Resorts, Inc.[1]	51,691,238	91,751,000
300,000	Wynn Resorts, Ltd.	3,420,698	30,192,000
537,677	Wynn Resorts, Ltd.[3]	5,185,878	51,406,223

		424,517,421	401,068,997

	Restaurants (3.87%)
1,000,000	California Pizza Kitchen, Inc.[1]	16,819,644	13,110,000
3,675,000	Cheesecake Factory, Inc.[1,5]	85,772,814	80,078,250
1,500,000	Panera Bread Co., Cl A1	60,936,852	62,835,000
700,000	Peet’s Coffee & Tea, Inc.[1,5]	15,273,681	16,457,000
2,750,000	Sonic Corp.[1]	58,312,538	60,610,000

		237,115,529	233,090,250

Shares		Cost	Value
Common Stocks (continued)

	Retail - Consumer Staples (0.48%)
2,128,500	China Nepstar Chain Drugstore, Ltd., ADR[1,2]	$35,752,303	$28,947,600

	Retail - Specialty Stores (8.57%)
800,000	Blue Nile, Inc.[1,5]	23,190,333	43,320,000
1,450,000	Cabela’s, Inc., Cl A1	31,369,175	20,532,000
3,300,000	CarMax, Inc.[1]	34,948,928	64,086,000
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	133,900,000
1,091,096	DSW, Inc., Cl A1	26,237,863	14,129,693
2,900,000	J. Crew Group, Inc.[1]	93,937,342	128,093,000
4,500,000	Penske Automotive Group, Inc.	92,701,894	87,570,000
625,000	Tractor Supply Co.[1]	24,758,679	24,700,000

		413,218,460	516,330,693

	Transportation (2.36%)
373,546	Aircastle, Ltd.	11,331,979	4,202,392
971,335	American Railcar Industries, Inc.	23,432,262	19,747,241
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	68,800,000
550,000	Landstar System, Inc.	13,610,268	28,688,000
1,050,000	UTI Worldwide, Inc.[2]	24,275,698	21,084,000

		104,871,376	142,521,633

	Utility Services (2.70%)
630,162	Cascal N.V.[1,2]	7,546,176	7,561,944
2,250,000	ITC Holdings Corp.	69,934,400	117,135,000
1,627,498	Southern Union Co.	19,474,277	37,871,878

		96,954,853	162,568,822

Total Common Stocks		4,289,742,902	5,423,923,306

Private Equity Investments (4.94%)

	Financial Services - Asset Management (0.27%)
1,885,000	Windy City Investments Holdings LLC[1,3]	7,748,686	16,192,150

	Recreation and Resorts (4.65%)
14,400,000	FC Co-Investment Partners, L.P.[1,3,5]	37,168,159	144,000,000
3,166,666	Fontainebleau Resorts, LLC[1,3]	34,999,992	37,999,992
21	Island Global Yachting IV L.P.[1,3,6]	2,090,399	2,090,600
7,400,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	74,000,000	96,200,000

		148,258,550	280,290,592

	Transportation (0.02%)
234,375	EOS Airlines, Inc., Cl C1,3	2,500,000	1,368,984

Total Private Equity Investments		158,507,236	297,851,726

16	See Notes to Financial Statements.

March 31, 2008	Baron Growth Fund

STATEMENT OF NET ASSETS (CONTINUED)

March 31, 2008 (unaudited)

Principal Amount		Cost	Value
Short Term Investments (4.72%)

	Short Term Money Market Instruments
$279,162,699	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2008, 1.20% due 04/01/2008; Proceeds at maturity - $279,172,004; (Fully collateralized by U.S. Treasury Bond, 8.875% due 08/15/2017; Market value - $143,125,000 and U.S. Treasury Bond, 8.75% due 08/15/2020; Market value - $3,252,375 and U.S. Treasury Bond, 7.875% due 02/15/2021; Market value - $120,632,275 and U.S. Treasury Note, 4.875% due 06/30/2012; Market value - $17,739,650)	$279,162,699	$279,162,699
5,028,581	State Street Eurodollar Time Deposit, 1.50% due 04/01/2008	5,028,581	5,028,581

Total Short Term Investments		284,191,280	284,191,280

Total Investments (99.65%)		$4,732,441,418	6,005,966,312

Cash and Other Assets Less Liabilities (0.35%)			20,887,870

Net Assets (Equivalent to $45.43 per share based on 132,671,607 shares outstanding)			$6,026,854,182

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	See Note 7 regarding Restricted and Fair Valued Securities.
[4]	Represents securities, or a portion thereof, in segregated custodian account. See Note 10.
[5]	See Note 9 regarding “Affiliated” companies.
[6]	Investment in partnership units. To date, invested $2,090,399 out of a capital commitment of $5,000,000. See Note 10.
ADR	American Depositary Receipt.

See Notes to Financial Statements.	17

Baron Small Cap Fund	March 31, 2008

STATEMENT OF NET ASSETS

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (89.88%)

	Advertising Services (1.97%)
2,747,246	National CineMedia, Inc.[5]	$65,880,150	$61,758,090

	Apparel (1.76%)
1,000,000	Fossil, Inc.[1]	23,928,243	30,540,000
2,500,000	Quiksilver, Inc.[1]	20,155,099	24,525,000

		44,083,342	55,065,000

	Building Materials (1.64%)
1,450,000	Eagle Materials, Inc.	30,686,165	51,547,500

	Business Services (1.44%)
300,000	ChoicePoint, Inc.[1]	2,828,594	14,280,000
1,150,000	Iron Mountain, Inc.[1]	7,826,733	30,406,000
12,500	MSCI, Inc., Cl A1	225,000	371,875

		10,880,327	45,057,875

	Communications (6.95%)
1,750,000	American Tower Corp., Cl A1,4	6,402,929	68,617,500
525,300	Equinix, Inc.[1]	34,129,947	34,927,197
2,750,000	SBA Communications Corp., Cl A1	27,026,677	82,032,500
2,100,000	Time Warner Telecom, Inc., Cl A1	34,507,801	32,529,000

		102,067,354	218,106,197

	Consulting (2.38%)
650,000	Corporate Executive Board Co.	27,774,516	26,312,000
2,500,000	Gartner, Inc.[1]	53,680,487	48,350,000

		81,455,003	74,662,000

	Consumer Products (2.57%)
1,575,000	DTS, Inc.[1,5]	32,646,813	37,800,000
1,600,000	Marvel Entertainment, Inc.[1]	36,855,202	42,864,000

		69,502,015	80,664,000

	Education (5.27%)
650,000	American Public Education, Inc.[1]	21,150,407	19,740,500
682,410	Capella Education Co.[1]	26,558,580	37,259,586
3,889,402	SkillSoft PLC, ADR[1,2]	29,074,743	40,722,039
444,000	Strayer Education, Inc.	37,452,156	67,710,000

		114,235,886	165,432,125

	Energy Services (6.47%)
2,500,000	Covanta Holding Corp.[1]	38,709,339	68,750,000
400,000	Linn Energy LLC	13,704,627	7,600,000
857,500	PHI, Inc.[1]	24,669,136	27,045,550
800,000	SunPower Corp., Cl A1	22,136,928	59,608,000
1,300,000	Willbros Group, Inc.[1,2]	44,315,556	39,780,000

		143,535,586	202,783,550

	Environmental (2.44%)
850,000	Clean Harbors, Inc.[1]	44,951,237	55,250,000
1,000,000	Nalco Holding Co.	17,014,844	21,150,000

		61,966,081	76,400,000

	Financial Services - Asset Management (0.87%)
2,000,000	GLG Partners, Inc.[1]	17,541,230	23,740,000
300,000	Pzena Investment Management, Inc., Cl A	5,702,209	3,396,000

		23,243,439	27,136,000

	Financial Services - Insurance (0.44%)
200,000	Arch Capital Group, Ltd.[1,2]	5,515,966	13,734,000

Shares		Cost	Value
Common Stocks (continued)

	Financial Services - Miscellaneous (1.73%)
750,000	Bankrate, Inc.[1]	$34,355,040	$37,417,500
1,325,000	KKR Financial Holdings LLC	28,400,495	16,774,500

		62,755,535	54,192,000

	Food (0.88%)
3,500,000	Smart Balance, Inc.[1,5]	33,367,601	27,650,000

	Gaming Services (0.02%)
1,000,000	Cash Systems, Inc.[1,5]	6,420,000	519,800

	Government Services (5.72%)
1,500,000	AeroVironment, Inc.[1,5]	34,673,956	30,675,000
2,250,000	FLIR Systems, Inc.[1]	15,944,845	67,702,500
2,500,000	L-1 Identity Solutions, Inc.[1]	43,586,514	33,250,000
1,623,700	Stanley, Inc.[1,5]	24,735,335	47,834,202

		118,940,650	179,461,702

	Healthcare Facilities (2.93%)
1,850,000	Brookdale Senior Living, Inc.	44,860,613	44,215,000
1,500,000	Emeritus Corp.[1]	45,585,857	31,290,000
1,500,000	Skilled Healthcare Group, Inc., Cl A1	23,639,113	16,470,000

		114,085,583	91,975,000

	Healthcare Services (1.99%)
475,000	Gen-Probe, Inc.[1]	21,507,724	22,895,000
1,300,000	inVentiv Health, Inc.[1]	38,659,132	37,453,000
100,000	IPC The Hospitalist Co., Inc.[1]	1,600,000	1,978,000

		61,766,856	62,326,000

	Hotels and Lodging (2.19%)
4,250,484	Kingdom Hotel Investments, GDR[1,2]	37,942,684	30,816,009
20,000,000	Mandarin Oriental International, Ltd.[2]	40,047,095	37,800,000

		77,989,779	68,616,009

	Infrastructure (0.98%)
1,180,000	AECOM Technology Corp.[1]	28,964,093	30,691,800

	Manufacturing (6.00%)
1,700,000	Actuant Corp., Cl A	29,848,706	51,357,000
932,900	HEICO Corp., Cl A	25,105,956	36,597,667
1,097,600	Rubicon Technology, Inc.[1,5]	17,814,451	31,808,448
1,850,000	TransDigm Group, Inc.[1]	53,589,455	68,542,500

		126,358,568	188,305,615

	Media (1.10%)
1,500,000	CKX, Inc.[1]	17,362,764	14,280,000
700,000	Dolan Media[1]	13,022,194	14,077,000
518,300	Live Nation, Inc.[1]	5,877,302	6,286,979

		36,262,260	34,643,979

	Medical Equipment (6.33%)
1,750,000	American Medical Systems Holdings, Inc.[1]	30,654,715	24,832,500
150,000	Hansen Medical, Inc.[1]	4,260,390	2,109,000
2,000,000	Immucor, Inc.[1]	16,822,951	42,680,000
200,000	Intuitive Surgical, Inc.[1]	2,900,000	64,870,000
700,000	Inverness Medical Innovations, Inc.[1]	32,973,294	21,070,000
1,050,000	Masimo Corp.[1]	22,346,375	27,300,000
500,000	Nanosphere, Inc.[1]	7,014,820	4,330,000
786,200	TomoTherapy, Inc.[1]	14,854,240	11,281,970

		131,826,785	198,473,470

	Minerals & Mining (1.27%)
575,000	Kaiser Aluminum Corp.	36,144,629	39,847,500

18	See Notes to Financial Statements.

March 31, 2008	Baron Small Cap Fund

STATEMENT OF NET ASSETS (CONTINUED)

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (continued)

	Miscellaneous (1.46%)
2,500,000	Liberty Acquisition Holdings Corp., Units[1,6]	$25,000,000	$26,000,000
2,000,000	Trian Acquisition I Corp., Units[1,6]	20,000,000	19,800,000

		45,000,000	45,800,000

	Real Estate (1.68%)
2,250,000	CB Richard Ellis Group, Inc., Cl A1	21,558,152	48,690,000
300,000	FX Real Estate and Entertainment, Inc.[1]	2,440,500	1,764,000
426,098	HFF, Inc., Cl A1	7,285,354	2,134,751

		31,284,006	52,588,751

	Real Estate - Home Building (0.40%)
750,000	Brookfield Homes Corp.	13,529,765	12,600,000

	Real Estate - REITs (1.15%)
1,000,000	Digital Realty Trust, Inc.	37,521,078	35,500,000
43,900	DuPont Fabros Technology, Inc.	709,253	723,911

		38,230,331	36,223,911
	Recreation and Resorts (6.78%)
1,600,000	Ameristar Casinos, Inc.	50,507,915	29,200,000
1,750,000	Gaylord Entertainment Co.[1]	53,414,894	53,007,500
2,964,000	Great Wolf Resorts, Inc.[1,5]	54,717,006	18,910,320
1,401,700	Penn National Gaming, Inc.[1]	40,093,264	61,296,341
500,000	Wynn Resorts, Ltd.	1,033,820	50,320,000

		199,766,899	212,734,161

	Restaurants (2.30%)
1,850,000	Cheesecake Factory, Inc.[1]	44,427,838	40,311,500
3,250,000	Texas Roadhouse, Inc., Cl A1	40,750,559	31,850,000

		85,178,397	72,161,500

	Retail - Consumer Staples (3.26%)
3,500,000	Iconix Brand Group, Inc.[1,5]	59,294,887	60,725,000
1,500,000	NuCO2, Inc.[1,5]	36,204,728	41,655,000

		95,499,615	102,380,000

	Retail - Specialty Stores (4.73%)
750,000	Build-A-Bear Workshop, Inc.[1]	21,118,745	6,817,500
2,564,856	Casual Male Retail Group, Inc.[1,5]	14,983,513	10,772,395
900,000	Design Within Reach, Inc.[1,5]	10,936,300	2,565,000
345,549	DSW, Inc., Cl A1	7,463,042	4,474,860
1,300,000	J. Crew Group, Inc.[1]	45,792,422	57,421,000
1,800,000	Penske Automotive Group, Inc.	34,504,900	35,028,000
2,225,000	Ulta Salon, Cosmetics & Fragrance, Inc.[1]	43,552,903	31,239,000

		178,351,825	148,317,755

	Transportation (2.59%)
2,000,000	Aircastle, Ltd.	60,488,913	22,500,000
600,000	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR[2]	12,630,182	13,380,000
500,000	Grupo Aeroportuario del Pacifico, S.A.B. de C.V., ADR[2]	16,830,373	22,500,000
400,000	Grupo Aeroportuario del Sureste, S.A.B. de C.V., ADR[2]	11,806,186	22,796,000

		101,755,654	81,176,000

	Utility Services (0.19%)
500,000	Cascal N.V.[1,2]	6,000,000	6,000,000

Total Common Stocks		2,382,530,145	2,819,031,290

Shares		Cost	Value
Private Equity Investment (1.45%)

	Recreation and Resorts
3,500,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3	$35,000,000	$45,500,000

Rights (0.00%)

	Real Estate
150,000	FX Real Estate and Entertainment, Inc., due 04/11/2008[1]	0	12,000

Warrants (0.19%)

	Financial Services - Asset Management (0.19%)
1,300,000	GLG Partners, Inc. Warrants Exp 12/28/2011[1]	3,991,572	5,876,000

	Retail - Specialty Stores (0.00%)
100,000	Casual Male Retail Group, Inc. Warrants Exp 07/02/2010[1,3,5]	49,000	0

Total Warrants		4,040,572	5,876,000

Principal Amount
Short Term Investments (8.12%)

	Short Term Money Market Instruments
$254,619,238	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2008, 1.20% due 04/01/2008; Proceeds at maturity - $254,627,726; (Fully collateralized by U.S. Treasury Bond, 6.25% due 08/15/2023; Market value - $26,885,475 and U.S. Treasury Bond, 6.875% due 08/15/2025; Market value - $131,020,006 and U.S. Treasury Bond, 6.375% due 08/15/2027; Market value - $59,565,313 and U.S. Treasury Bond, 4.50% due 02/15/2036; Market value - $42,242,344)	254,619,238	254,619,238
5	State Street Eurodollar Time Deposit, 0.60% due 04/01/2008	5	5

Total Short Term Investments		254,619,243	254,619,243

Total Investments (99.64%)		$2,676,189,960	3,125,038,533

Cash and Other Assets Less Liabilities (0.36%)			11,184,149

Net Assets (Equivalent to $20.58 per share based on 152,408,251 shares outstanding)			$3,136,222,682

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	See Note 7 regarding Restricted and Fair Valued Securities.
[4]	Represents securities, or a portion thereof, in segregated custodian account. See Note 10.
[5]	See Note 9 regarding “Affiliated” companies.
[6]	One unit consists of one common share and one warrant.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

See Notes to Financial Statements.	19

Baron iOpportunity Fund	March 31, 2008

STATEMENT OF NET ASSETS

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (94.69%)

	Advertising Services (6.07%)
14,033	Google, Inc., Cl A1	$2,537,111	$6,181,115
200,000	National CineMedia, Inc.	4,719,302	4,496,000

		7,256,413	10,677,115

	Business Services (9.40%)
87,500	DealerTrack Holdings, Inc.[1]	3,298,375	1,769,250
38,000	FactSet Research Systems, Inc.	2,193,036	2,047,060
55,000	IHS, Inc., Cl A1	2,499,066	3,537,050
15,000	LivePerson, Inc.[1]	72,452	46,500
77,500	Monster Worldwide, Inc.[1]	698,205	1,876,275
91,000	NDS Group plc, ADR[1,2]	4,822,617	4,447,170
100,000	Omniture, Inc.[1]	2,751,824	2,321,000
17,000	Trimble Navigation, Ltd.[1]	446,817	486,030

		16,782,392	16,530,335

	Communications (18.88%)
157,500	American Tower Corp., Cl A1	2,863,255	6,175,575
185,000	Cogent Communications Group, Inc.[1]	2,780,830	3,387,350
117,500	Equinix, Inc.[1]	5,533,206	7,812,575
171,000	NII Holdings, Inc.[1]	11,098,425	5,434,380
215,000	SBA Communications Corp., Cl A1	4,562,194	6,413,450
258,000	Time Warner Telecom, Inc., Cl A1	4,457,563	3,996,420

		31,295,473	33,219,750

	Communications Equipment (5.76%)
79,000	QUALCOMM, Inc.	2,983,090	3,239,000
61,400	Research in Motion, Ltd.[1,2]	1,672,673	6,890,922

		4,655,763	10,129,922

	Computer Technology (4.28%)
52,500	Apple, Inc.[1]	3,302,208	7,533,750

	Consulting (3.02%)
275,000	Gartner, Inc.[1]	6,023,343	5,318,500

	Consumer Products (1.09%)
80,000	DTS, Inc.[1]	1,954,282	1,920,000

	Consumer Services (1.92%)
27,900	priceline.com, Inc.[1]	541,318	3,371,994

	Energy Services (0.43%)
83,000	Medis Technologies, Ltd.[1]	1,866,494	752,810

	Financial Services - Brokerage & Exchanges (11.02%)
400,500	Bolsa de Mercadorias e Futuros, 144A2	4,880,392	3,651,906
360,000	Charles Schwab Corp.	4,114,826	6,778,800
12,137	CME Group, Inc., Cl A	2,869,082	5,693,467
25,050	IntercontinentalExchange, Inc.[1]	3,425,242	3,269,025

		15,289,542	19,393,198

	Financial Services - Miscellaneous (4.63%)
80,000	Bankrate, Inc.[1]	3,155,198	3,991,200
125,000	Redecard SA, GDR 144A2	4,200,226	4,158,825

		7,355,424	8,150,025

	Gaming Services (1.17%)
97,500	Scientific Games Corp., Cl A1	2,967,457	2,058,225

	Healthcare Services (1.86%)
215,544	HLTH Corp.[1]	2,969,925	2,056,290
51,500	WebMD Health Corp., Cl A1	1,396,507	1,213,855

		4,366,432	3,270,145

	Information Services (1.24%)
245,000	Dice Holdings, Inc.[1]	2,802,510	2,182,950

Shares		Cost	Value
Common Stocks (continued)
	Leisure (4.35%)
120,000	Activision, Inc.[1]	$1,653,134	$3,277,200
87,500	Electronic Arts, Inc.[1]	4,662,803	4,368,000

		6,315,937	7,645,200
	Media (7.51%)
815,000	Kaboose, Inc., 144A1,2	2,255,136	1,167,178
50,000	Lamar Advertising Co., Cl A1	2,840,182	1,796,500
135,000	News Corp., Cl A	2,334,457	2,531,250
299,375	TechTarget, Inc.[1]	3,838,398	4,242,144
120,000	Yahoo!, Inc.[1]	2,120,135	3,471,600

		13,388,308	13,208,672
	Real Estate (3.44%)
65,000	CoStar Group, Inc.[1]	2,283,015	2,795,000
1,060,000	Move, Inc.[1]	3,201,955	3,264,800

		5,484,970	6,059,800
	Real Estate - REITs (1.83%)
90,800	Digital Realty Trust, Inc.	3,489,334	3,223,400
	Retail - Specialty Stores (3.58%)
86,500	Blue Nile, Inc.[1]	3,833,067	4,683,975
725,000	drugstore.com, Inc.[1]	2,269,223	1,609,500

		6,102,290	6,293,475
	Software (3.21%)
275,000	Nuance Communications, Inc.[1]	3,723,660	4,787,750
20,000	VMware, Inc., Cl A1	580,000	856,400

		4,303,660	5,644,150

Total Common Stocks		145,543,550	166,583,416

Warrants (0.00%)
200,000	Loudeye Corp. Warrants Exp 12/23/2010[1,3]	0	0

Principal Amount
Short Term Investments (6.39%)
	Short Term Money Market Instruments
$9,348,623	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2008, 1.20% due 04/01/2008; Proceeds at maturity - $9,348,934; (Fully collateralized by U.S. Treasury Bond, 7.875% due 02/15/2021; Market value - $9,538,625)	9,348,623	9,348,623
1,898,398	State Street Eurodollar Time Deposit, 1.00% due 04/01/2008	1,898,398	1,898,398

Total Short Term Investments		11,247,021	11,247,021

Total Investments (101.08%)		$156,790,571	177,830,437

Liabilities Less Cash and Other Assets (-1.08%)			(1,893,268)

Net Assets (Equivalent to $11.12 per share based on 15,823,639 shares outstanding)			$175,937,169

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
[3]	See Note 7 regarding Restricted and Fair Valued Securities.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

20	See Notes to Financial Statements.

March 31, 2008	Baron Fifth Avenue Growth Fund

STATEMENT OF NET ASSETS

March 31, 2008 (unaudited)

Shares		Cost	Value
Common Stocks (96.17%)

	Advertising Services (2.69%)
4,600	Google, Inc., Cl A1	$1,098,182	$2,026,162

	Apparel (0.93%)
12,000	Polo Ralph Lauren Corp., Cl A	667,720	699,480

	Beverages (6.62%)
33,000	Diageo plc, ADR[2]	2,202,661	2,683,560
32,000	PepsiCo, Inc.	1,904,811	2,310,400

		4,107,472	4,993,960

	Business Services (4.06%)
15,000	Automatic Data Processing, Inc.	595,207	635,850
14,000	Ecolab, Inc.	611,402	608,020
16,500	FedEx Corp.	1,776,662	1,529,055
11,000	Iron Mountain, Inc.[1]	209,208	290,840

		3,192,479	3,063,765

	Communications (5.99%)
25,000	America Movil S.A.B. de C.V., Series L ADR[2]	1,579,760	1,592,250
64,000	American Tower Corp., Cl A1	1,305,107	2,509,440
13,000	NII Holdings, Inc.[1]	872,695	413,140

		3,757,562	4,514,830

	Computer Technology (5.59%)
8,000	Apple, Inc.[1]	330,478	1,148,000
108,000	Microsoft Corp.	2,834,388	3,065,040

		3,164,866	4,213,040

	Consumer Products (2.51%)
27,000	Procter & Gamble Co.	1,475,050	1,891,890

	Distribution (2.86%)
47,000	Fastenal Co.	1,808,649	2,158,710

	Energy Services (9.17%)
6,000	Devon Energy Corp.	512,775	625,980
13,000	Diamond Offshore Drilling, Inc.	988,306	1,513,200
12,000	Transocean, Inc.[1,2]	909,767	1,622,400
51,000	XTO Energy, Inc.	2,518,868	3,154,860

		4,929,716	6,916,440

	Financial Services - Asset Management (3.03%)
36,000	AllianceBernstein Holding L.P.	1,954,790	2,281,680

	Financial Services - Banking (3.86%)
100,000	Wells Fargo & Company	3,350,929	2,910,000

	Financial Services - Brokerage & Exchanges (5.86%)
113,000	Charles Schwab Corp.	1,306,367	2,127,790
3,200	CME Group, Inc., Cl A	674,499	1,501,120
4,800	Goldman Sachs Group, Inc.	901,673	793,872

		2,882,539	4,422,782

	Financial Services - Insurance (1.77%)
10	Berkshire Hathaway, Inc., Cl A1	901,365	1,334,000

	Financial Services - Miscellaneous (3.36%)
58,000	American Express Co.	3,003,520	2,535,760

	Food (4.02%)
33,000	Cadbury Schweppes plc, ADR[2]	1,242,080	1,459,260
17,600	Groupe Danone[2]	1,435,803	1,573,798

		2,677,883	3,033,058

	Healthcare Services (1.81%)
24,000	Thermo Fisher Scientific, Inc.[1]	1,363,694	1,364,160

Shares		Cost	Value
Common Stocks (continued)

	Hotels and Lodging (3.26%)
34,000	Marriott International, Inc., Cl A	$1,058,822	$1,168,240
25,000	Starwood Hotels & Resorts Worldwide, Inc.	1,393,408	1,293,750

		2,452,230	2,461,990

	Industrial Services (2.76%)
15,000	3M Co.	1,334,197	1,187,250
12,000	Boeing Co.	1,117,444	892,440

		2,451,641	2,079,690

	Media (5.95%)
130,000	Comcast Corp., Cl A	2,902,791	2,466,100
26,000	Lamar Advertising Co., Cl A1	1,416,436	934,180
21,000	News Corp., Cl A	312,020	393,750
24,000	Yahoo!, Inc.[1]	620,431	694,320

		5,251,678	4,488,350

	Recreation and Resorts (4.15%)
7,000	Las Vegas Sands Corp.[1]	203,000	515,480
26,000	Wynn Resorts, Ltd.	2,036,860	2,616,640

		2,239,860	3,132,120

	Restaurants (2.81%)
38,000	McDonald’s Corp.	2,218,050	2,119,260

	Retail - Consumer Staples (6.55%)
22,000	CVS Caremark Corp.	534,410	891,220
36,000	Macy’s, Inc.	1,197,201	830,160
57,000	Target Corp.	2,660,065	2,888,760
10,000	Whole Foods Market, Inc.	487,083	329,700

		4,878,759	4,939,840

	Retail - Specialty Stores (6.56%)
24,000	Coach, Inc.[1]	459,407	723,600
83,000	Home Depot, Inc.	2,972,365	2,321,510
18,000	Kohl’s Corp.[1]	810,852	772,020
27,000	Tiffany & Co.	859,146	1,129,680

		5,101,770	4,946,810

Total Common Stocks		64,930,404	72,527,777

Principal Amount
Short Term Investments (2.73%)

	Short Term Money Market Instruments
$2,043,370	Repurchase Agreement with Fixed Income Clearing Corp., dated 03/31/2008, 1.20% due 04/01/2008; Proceeds at maturity - $2,043,438; (Fully collateralized by U.S. Treasury Bond, 7.875% due 02/15/2021; Market value - $2,088,750)	2,043,370	2,043,370
15,000	State Street Eurodollar Time Deposit, 0.60% due 04/01/2008	15,000	15,000

Total Short Term Investments		2,058,370	2,058,370

Total Investments (98.90%)		$66,988,774	74,586,147

Cash and Other Assets Less Liabilities (1.10%)			831,557

Net Assets (Equivalent to $11.42 per share based on 6,606,258 shares outstanding)			$75,417,704

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign domiciled corporation.
ADR	American Depositary Receipt.

See Notes to Financial Statements.	21

Baron Funds	March 31, 2008

STATEMENTS OF ASSETS AND LIABILITIES

MARCH 31, 2008 (unaudited)

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund
Assets:
Investments in securities, at cost
Unaffiliated investments	$2,467,808,618	$4,192,805,488	$2,284,466,220	$156,790,571	$66,988,774
“Affiliated” investments	82,527,747	539,635,930	391,723,740	—	—
Investments in securities, at value
Unaffiliated investments	$3,531,005,172	$5,172,749,288	$2,752,365,278	$177,830,437	$74,586,147
“Affiliated” investments	256,183,000	833,217,024	372,673,255	—	—
Receivable for securities sold	782,166	36,901,844	6,182,226	95,979	906,213
Receivable for shares sold	2,541,614	8,693,434	9,964,160	69,206	21,244
Dividends and interest receivable	3,630,485	945,242	2,358,756	16,241	88,752
Prepaid expenses	50,987	81,009	41,630	2,324	897
Due from investment adviser (Note 4)	—	—	—	—	25,546

	3,794,193,424	6,052,587,841	3,143,585,305	178,014,187	75,628,799

Liabilities:
Payable for securities purchased	7,464,051	19,835,446	4,253,394	1,898,398	15,000
Payable for shares redeemed	6,896,728	5,637,875	2,801,466	75,327	121,870
Distribution fees payable (Note 4)	4,065	3,702	5,425	3,793	3,219
Investment advisory fees payable (Note 4)	1,618	2,759	2,675	3,169	—
Accrued expenses and other payables	200,370	253,877	299,663	96,331	71,006

	14,566,832	25,733,659	7,362,623	2,077,018	211,095

Net Assets	$3,779,626,592	$6,026,854,182	$3,136,222,682	$175,937,169	$75,417,704

Net Assets consist of:
Capital paid-in	$2,420,486,278	$4,642,378,703	$2,598,145,473	$186,911,068	$62,001,637
Accumulated net investment income (loss)	(8,692,939)	(17,150,553)	(3,598,201)	(907,277)	4,052
Accumulated net realized gain (loss) on investments and foreign currency transactions	130,981,569	128,101,138	92,826,837	(31,106,463)	5,814,642
Net unrealized appreciation of investments and foreign currency transactions	1,236,851,684	1,273,524,894	448,848,573	21,039,841	7,597,373

Net Assets	$3,779,626,592	$6,026,854,182	$3,136,222,682	$175,937,169	$75,417,704

Shares Outstanding ($.01 par value; indefinite shares authorized)	67,170,275	132,671,607	152,408,251	15,823,639	6,606,258

Net Asset Value Per Share	$56.27	$45.43	$20.58	$11.12	$11.42

22	See Notes to Financial Statements.

March 31, 2008	Baron Funds

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2008 (unaudited)

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund
Investment income:
Income:
Interest	$2,715,720	$7,686,188	$3,376,642	$192,952	$15,172
Dividends - unaffiliated investments	16,327,400	18,266,335	14,583,598	291,162	658,970
Dividends - “affiliated” investments	—	384,000	752,368	—	—
Taxes withheld on dividends	(137,147)	(37,020)	—	(2,922)	—

Total income	18,905,973	26,299,503	18,712,608	481,192	674,142

Expenses:
Investment advisory fees (Note 4)	20,874,278	33,081,168	17,021,524	973,590	473,819
Distribution fees (Note 4)	5,218,569	8,270,292	4,255,443	243,398	118,455
Reports to shareholders	812,580	1,193,160	538,570	54,770	13,711
Shareholder servicing agent fees and expenses	412,486	506,610	255,486	61,008	20,222
Custodian fees	118,705	133,415	81,890	14,085	17,086
Professional fees	49,105	59,319	43,010	17,264	15,172
Registration and filing fees	48,660	65,670	43,860	7,830	12,885
Trustee fees and expenses	51,810	81,460	40,410	2,405	1,384
Insurance expense	27,905	45,345	23,470	1,219	1,024
Administration fees	18,025	18,100	17,825	17,839	17,894
Line of credit fees	10,360	17,030	8,725	535	337
Miscellaneous expenses	630	1,742	862	314	145

Total operating expenses	27,643,113	43,473,311	22,331,075	1,394,257	692,134
Expense reimbursements from Adviser (Note 4)	—	—	—	—	(27,478)
Expense offsets (Note 2)	(44,201)	(62,180)	(20,266)	(5,788)	(1,291)

Net expenses	27,598,912	43,411,131	22,310,809	1,388,469	663,365

Net investment income (loss)	(8,692,939)	(17,111,628)	(3,598,201)	(907,277)	10,777

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold - unaffiliated investments	131,315,866	154,246,198	157,381,980	10,174,042	7,075,319
Net realized loss on investments sold - “affiliated” investments	—	(8,419,861)	(21,248,585)	—	—
Net realized gain (loss) on foreign currency transactions	(256,582)	—	—	14,718	—
Net change in unrealized appreciation (depreciation) of:
Investments	(680,676,703)	(1,016,409,696)	(624,288,750)	(40,154,403)	(19,331,064)
Foreign currency transactions	(123)	—	—	(25)	—

Net loss on investments	(549,617,542)	(870,583,359)	(488,155,355)	(29,965,668)	(12,255,745)

Net decrease in net assets resulting from operations	$(558,310,481)	$(887,694,987)	$(491,753,556)	$(30,872,945)	$(12,244,968)

See Notes to Financial Statements.	23

Baron Funds	March 31, 2008

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Baron Asset Fund		Baron Growth Fund		Baron Small Cap Fund
	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007
Increase (Decrease) in Net Assets:

Operations:
Net investment income (loss)	$(8,692,939)	$(6,689,923)	$(17,111,628)	$(31,576,831)	$(3,598,201)	$(3,093,333)
Net realized gain	131,059,284	138,797,928	145,826,337	338,119,371	136,133,395	215,883,910
Net change in unrealized appreciation (depreciation)	(680,676,826)	554,958,141	(1,016,409,696)	865,493,925	(624,288,750)	436,676,351

Increase (decrease) in net assets resulting from operations	(558,310,481)	687,066,146	(887,694,987)	1,172,036,465	(491,753,556)	649,466,928

Distributions to shareholders from:
Net realized gain on investments	(138,620,976)	(266,497,466)	(323,171,077)	(285,910,925)	(233,778,767)	(372,128,469)

Decrease in net assets from distributions to shareholders	(138,620,976)	(266,497,466)	(323,171,077)	(285,910,925)	(233,778,767)	(372,128,469)

Capital share transactions:
Proceeds from the sale of shares	349,595,193	1,215,485,090	559,784,143	1,713,788,260	494,232,714	703,299,928
Net asset value of shares issued in reinvestment of dividends	134,219,099	256,514,493	314,057,520	277,672,917	227,311,852	353,558,000
Cost of shares redeemed	(475,211,682)	(790,204,725)	(712,008,191)	(1,117,535,772)	(382,159,302)	(733,478,669)

Increase (decrease) in net assets derived from capital share transactions	8,602,610	681,794,858	161,833,472	873,925,405	339,385,264	323,379,259
Redemption fees	—	—	—	—	—	—

Increase (decrease) in net assets	(688,328,847)	1,102,363,538	(1,049,032,592)	1,760,050,945	(386,147,059)	600,717,718

Net Assets:
Beginning of period	4,467,955,439	3,365,591,901	7,075,886,774	5,315,835,829	3,522,369,741	2,921,652,023

End of period	$3,779,626,592	$4,467,955,439	$6,026,854,182	$7,075,886,774	$3,136,222,682	$3,522,369,741

Accumulated net investment income (loss) at end of period	$(8,692,939)	$—	$(17,150,553)	$(38,925)	$(3,598,201)	$—

Shares:
Shares sold	5,678,824	19,421,982	11,218,703	33,177,545	21,164,749	29,268,472
Shares issued in reinvestment of dividends	2,114,020	4,330,089	6,202,993	5,606,156	9,554,970	15,602,736
Shares redeemed	(7,740,904)	(12,653,150)	(14,459,182)	(21,635,413)	(16,581,444)	(30,439,690)

Net increase (decrease)	51,940	11,098,921	2,962,514	17,148,288	14,138,275	14,431,518

24	See Notes to Financial Statements.

March 31, 2008	Baron Funds

STATEMENTS OF CHANGES IN NET ASSETS (unaudited) (continued)

	Baron iOpportunity Fund		Baron Fifth Avenue Growth Fund
	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007	For the Six Months Ended March 31, 2008	For the Year Ended September 30, 2007
Increase (Decrease) in Net Assets:

Operations:
Net investment income (loss)	$(907,277)	$(1,034,943)	$10,777	$(104,122)
Net realized gain	10,188,760	19,441,553	7,075,319	8,706,631
Net change in unrealized appreciation (depreciation)	(40,154,428)	24,756,707	(19,331,064)	8,921,553

Increase (decrease) in net assets resulting from operations	(30,872,945)	43,163,317	(12,244,968)	17,524,062

Distributions to shareholders from:
Net realized gain on investments	—	—	(8,432,058)	—

Decrease in net assets from distributions to shareholders	—	—	(8,432,058)	—

Capital share transactions:
Proceeds from the sale of shares	27,409,658	44,723,954	3,462,964	23,590,508
Net asset value of shares issued in reinvestment of dividends	—	—	8,254,079	—
Cost of shares redeemed	(18,633,710)	(35,294,788)	(25,787,407)	(54,208,224)

Increase (decrease) in net assets derived from capital share transactions	8,775,948	9,429,166	(14,070,364)	(30,617,716)
Redemption fees	30,215	41,559	—	—

Increase (decrease) in net assets	(22,066,782)	52,634,042	(34,747,390)	(13,093,654)

Net Assets:
Beginning of period	198,003,951	145,369,909	110,165,094	123,258,748

End of period	$175,937,169	$198,003,951	$75,417,704	$110,165,094

Accumulated net investment income (loss) at end of period	$(907,277)	$—	$4,052	$(6,725)

Shares:
Shares sold	2,168,155	3,820,656	274,411	1,781,515
Shares issued in reinvestment of dividends	—	—	654,566	—
Shares redeemed	(1,560,785)	(3,069,044)	(2,123,418)	(4,064,593)

Net increase (decrease)	607,370	751,612	(1,194,441)	(2,283,078)

See Notes to Financial Statements.	25

Baron Funds	March 31, 2008

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION.

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron iOpportunity Fund, and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

The investment objectives of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects. Prior to February 15, 2007, the Fund’s objective was to invest in small- and medium-sized companies.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in the securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron iOpportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in the securities of larger growth companies.

2. SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a)  Security Valuation.  Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Securities traded in foreign markets are valued based on the last sale price reported by local foreign markets and translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser’s judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures approved by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and certain Trustees. Factors the committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

b)  Foreign Currency Translations.  Values of investments denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions include gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

c)  Securities Transactions, Investment Income, Expense Allocation and Expense Offsets.  Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis which includes the accretion of discounts and amortization of premiums. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer. The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds’ expenses were reduced by expense offsets from an unaffiliated transfer agent. The Funds earned cash management credits which were used to reduce Shareholder servicing agent fees and expenses. These offsets are included in Expense offsets on the Statements of Operations.

26

March 31, 2008	Baron Funds

2. SIGNIFICANT ACCOUNTING POLICIES (continued).

d)  Securities Lending.  The Funds may loan securities to certain brokers. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees, both of which are included in Securities lending income in the Statements of Operations. Securities loaned are required to be secured at all times by collateral equals at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 102% of the value of securities loaned. The Funds did not engage in any securities lending activity during the six months ended March 31, 2008.

e)  Repurchase Agreements.  Each Fund may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

f)  Federal Income Taxes.  Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

g)  Restricted Securities.  The Funds invest in securities which are restricted as to public sale in accordance with the Securities Act of 1933. Such assets are valued by the Adviser using procedures approved by the Board of Trustees.

h)  Distributions.  Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating loss and wash sale loss deferred.

i)  Short-term Trading Fee.  Baron iOpportunity Fund imposes a 1% short-term trading fee on redemptions and exchanges of shares held for less than six months. The fee is retained by Baron iOpportunity Fund for the benefit of the remaining shareholders to offset the administrative costs associated with processing redemptions and exchanges, offset the portfolio transaction costs and facilitate portfolio management. The fee is accounted for as an addition to capital paid-in.

j)  Use of Estimates.  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the period. Actual results could differ from those estimates.

k)  Commitments and Contingencies.  In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnification. The maximum exposure to the Funds under these agreements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

l)  New Accounting Pronouncements.  In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”). SFAS 157, which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework and expands disclosures about the use of fair value measurements. SFAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. SFAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact, if any, of applying the various provisions of SFAS 157.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

27

Baron Funds	March 31, 2008

3. PURCHASES AND SALES OF SECURITIES.

Purchases and sales of securities, other than short term securities, for the six months ended March 31, 2008 were as follows:

Fund	Purchases	Sales
Baron Asset Fund	$306,901,797	$471,328,728
Baron Growth Fund	1,073,829,521	1,069,460,541
Baron Small Cap Fund	674,546,781	698,565,268
Baron iOpportunity Fund	70,937,872	61,906,778
Baron Fifth Avenue Growth Fund	17,410,422	41,304,777

4. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

a)  Investment Advisory Fees.  BAMCO, Inc. (the “Adviser”), a wholly owned subsidiary of Baron Capital Group, Inc. (“BCG”), serves as investment adviser to the Funds. As compensation for services rendered, the Adviser receives a fee payable monthly from Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund and Baron iOpportunity Fund equal to 1% per annum of the average daily net assets of the respective Funds. Baron Fifth Avenue Growth Fund pays the Adviser 1% per annum for average daily net assets under $1 billion, 0.95% per annum for average daily net assets greater than $1 billion but less than $2 billion, 0.90% per annum for average daily net assets over $2 billion but less than $3 billion, 0.85% per annum for average daily net assets over $3 billion but less than $4 billion, and 0.80% per annum for average daily net assets greater than $4 billion. For Baron iOpportunity Fund and Baron Fifth Avenue Growth Fund, the Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio (excluding portfolio transaction costs, interest and extraordinary expenses) to 1.50% and 1.40%, respectively.

b)  Distribution Fees.  Baron Capital, Inc. (“BCI”), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Funds pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Funds to pay BCI a distribution fee payable monthly equal to 0.25% per annum of the Funds’ average daily net assets.

c)  Trustee Fees.  Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Funds’ Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Trust. None of the Funds’ officers received compensation from the Funds.

d)  Fund Accounting and Administration Fees.  The Funds have entered into an agreement with the custodian bank to perform accounting and certain administrative services. The custodian bank is compensated for fund accounting based on a percentage of the Funds’ net assets, subject to certain minimums plus fixed annual fees for the administrative services.

5. LINE OF CREDIT.

The Funds have entered into a committed line of credit agreement with the custodian bank to be used for temporary purposes, primarily for financing redemptions. Each Fund may borrow up to the lesser of $100 million or the maximum amount each Fund may borrow under the 1940 Act, the limitations included in each Fund’s prospectus, or any limit or restriction under any law or regulation to which each Fund is subject or any agreement to which each Fund is a party; provided that the aggregate outstanding principal amount of all loans to any of the Funds may not exceed $100,000,000. Interest is charged to each Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 0.50%. A commitment fee of 0.08% per annum is incurred on the unused portion of the line of credit and is allocated to the participating Funds. During the six months ended March 31, 2008, there were no loans outstanding under the line of credit.

6. LITIGATION.

An action is pending in the Southern District of New York brought by a shareholder of Baron Growth Fund and of Baron Small Cap Fund against these two Funds, their Trustees, and the distributor, Baron Capital, Inc. The action alleges improper imposition of 12b-1 fees on Funds that were partially closed to new investors and seeks compensatory damages and to enjoin further 12b-1 fees. A motion to dismiss the complaint is currently pending. Neither the outcome nor the possible liability to these two Funds can be determined at this point. No amounts have been accrued in these financial statements with respect to the damages sought by this litigation.

28

March 31, 2008	Baron Funds

7. RESTRICTED SECURITIES.

At March 31, 2008, investments in securities included securities that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2008, the Funds held investments in restricted and illiquid securities that were valued under approved methods as follows:

Baron Asset Fund Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Wynn Resorts, Ltd.	04/17/01	$139,531,080
Private Equity Investments
Apollo International, Inc. S-A Conv. Pfd.	07/21/99-10/03/02	0
Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)	09/27/06	67,600,000
Somerford Corp. S-A Conv. Pfd.	12/03/98-07/01/06	24,019,288
Windy City Investments Holdings LLC	11/13/07	48,104,030

Total Restricted Securities: (Cost $109,787,718) (7.39% of Net Assets)		$279,254,398

Baron Growth Fund Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Wynn Resorts, Ltd.	04/22/02	$51,406,223
Private Equity Investments
EOS Airlines, Inc., Cl C	10/27/06	1,368,984
FC Co-Investment Partners, L.P.	11/07/07	144,000,000
Fontainebleau Resorts, LLC	10/05/05-06/01/07	37,999,992
Island Global Yachting IV L.P.	6/22/07-03/17/08	2,090,600
Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)	09/27/06	96,200,000
Windy City Investments Holdings LLC	11/13/07	16,192,150

Total Restricted Securities: (Cost $163,693,114) (5.80% of Net Assets)		$349,257,949

Baron Small Cap Fund Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A (See Note 10)	09/27/06	$45,500,000
Warrants
Casual Male Retail Group, Inc. Warrants Exp 07/02/2010	07/03/03	0

Total Restricted Securities: (Cost $35,049,000) (1.45% of Net Assets)		$45,500,000

Baron iOpportunity Fund Name of Issuer	Acquisition Date(s)	Value
Warrants
Loudeye Corp. Warrants Exp 12/23/2010	12/22/04	$0

Total Restricted Securities: (Cost $0) (0.00% of Net Assets)		$0

29

Baron Funds	March 31, 2008

8. INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

Federal income tax regulations differ from generally accepted accounting principles. Therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and net realized gain for financial reporting purposes. Net investment loss and net realized and unrealized gain (loss) differ for financial statement and tax purposes due to differing treatment of wash sale loss deferred and net investment loss. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

As of March 31, 2008, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$2,550,391,606	$4,734,048,754	$2,676,229,858	$158,736,047	$67,435,964

Gross tax unrealized appreciation	$1,460,634,300	$1,669,839,576	$735,323,162	$37,206,321	$11,591,446
Gross tax unrealized depreciation	(223,837,734)	(397,922,018)	(286,514,487)	(18,111,931)	(4,441,263)

Net tax unrealized appreciation	1,236,796,566	1,271,917,558	448,808,675	19,094,390	7,150,183
Accumulated net investment income (loss)	(8,692,939)	(17,150,553)	(3,598,201)	(907,277)	4,052
Accumulated net realized gain (loss)	131,036,687	129,708,474	92,866,735	(29,161,012)	6,261,832
Capital paid-in	2,420,486,278	4,642,378,703	2,598,145,473	186,911,068	62,001,637

Net Assets	$3,779,626,592	$6,026,854,182	$3,136,222,682	$175,937,169	$75,417,704

As of September 30, 2007, the Funds had capital loss carryforwards expiring as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron iOpportunity Fund	Baron Fifth Avenue Growth Fund

September 30, 2010	$—	$—	$—	$(17,163,346)	$—
September 30, 2011	—	—	—	(21,811,904)	—

	$—	$—	$—	$(38,975,250)	$—

The tax character of distributions paid during the six months ended March 31, 2008 and the fiscal year ended September 30, 2007 was substantially as follows:

	Six Months Ended March 31, 2008		Year Ended September 30, 2007
Fund	Ordinary	Long Term Capital Gain	Ordinary	Long Term Capital Gain
Baron Asset Fund	$—	$138,620,976	$—	$266,497,466
Baron Growth Fund	—	323,171,077	—	285,910,925
Baron Small Cap Fund	15,005,619	218,773,148	—	372,128,469
Baron iOpportunity Fund	—	—	—	—
Baron Fifth Avenue Growth Fund	—	8,432,058	—	—

In July 2006, FASB issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and applies to all open tax years as of the date of effectiveness. Management has evaluated the adoption of FIN 48 and determined that there is no impact on the Funds’ financial statements.

30

March 31, 2008	Baron Funds

9. TRANSACTIONS IN “AFFILIATED” COMPANIES.1

BARON ASSET FUND

Name of Issuer	Balance of Shares Held on Sept. 30, 2007	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on Mar. 31, 2008	Value Mar. 31, 2008	Dividend Income Oct. 1-Mar. 31, 2008
Alexander’s, Inc.	314,000			314,000	$111,313,000
Apollo International, Inc. S-A CV Pfd.	105,264			105,264	—
Vail Resorts, Inc.	3,000,000			3,000,000	144,870,000

Total investments in “affiliates” (6.78% of Net Assets)					$256,183,000	$0

BARON GROWTH FUND

Name of Issuer	Balance of Shares Held on Sept. 30, 2007	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on Mar. 31, 2008	Value Mar. 31, 2008	Dividend Income Oct. 1-Mar. 31, 2008
Allegiant Travel Co.	729,500	295,500		1,025,000	$27,080,500
Blue Nile, Inc.	800,000			800,000	43,320,000
Cheesecake Factory, Inc.	3,675,000			3,675,000	80,078,250
Chemed Corp.	1,350,000	50,000		1,400,000	59,080,000	$162,000
DeVry, Inc.	3,700,000		25,000	3,675,000	153,762,000	222,000
Encore Acquisition Co.	3,100,000			3,100,000	124,868,000
FC Co-Investment Partners, L.P.	—	14,400,000		14,400,000	144,000,000
Peet’s Coffee & Tea, Inc.	700,000			700,000	16,457,000
Ralcorp Holdings, Inc.	1,400,000			1,400,000	81,410,000
Select Comfort Corp.[2]	2,400,000		2,400,000	—	—
SVB Financial Group	1,700,000			1,700,000	74,188,000
Steiner Leisure Ltd.	877,978			877,978	28,973,274

Total investments in “affiliates” (13.83% of Net Assets)					$833,217,024	$384,000

[1]	An "Affiliated" Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the six months ended March 31, 2008.
[2]	As of March 31, 2008, no longer an affiliate.

31

Baron Funds	March 31, 2008

9. TRANSACTIONS IN “AFFILIATED” COMPANIES. (continued)1

BARON SMALL CAP FUND

Name of Issuer	Balance of Shares Held on Sept. 30, 2007	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on Mar. 31, 2008	Value Mar. 31, 2008	Dividend Income Oct. 1-Mar. 31, 2008
AFC Enterprises, Inc.[2]	2,250,000		2,250,000	—	—
AeroVironment, Inc.	1,500,000			1,500,000	$30,675,000
Build-A-Bear Workshop, Inc.[2]	1,250,000		500,000	750,000	—
Cash Systems, Inc.	1,000,000			1,000,000	519,800
Casual Male Retail Group, Inc.	2,564,856			2,564,856	10,772,395
Casual Male Retail Group, Inc., Warrants Exp 07/02/2010	100,000			100,000	—
Design Within Reach, Inc.	900,000			900,000	2,565,000
DTS, Inc.	1,500,000	75,000		1,575,000	37,800,000
Great Wolf Resorts, Inc.	2,884,000	80,000		2,964,000	18,910,320
Iconix Brand Group, Inc.	3,250,000	250,000		3,500,000	60,725,000
National CineMedia, Inc.	2,250,000	497,246		2,747,246	61,758,090	$752,368
NuCO2, Inc.	1,500,000			1,500,000	41,655,000
Rubicon Technology, Inc.	—	1,200,000	102,400	1,097,600	31,808,448
Smart Balance, Inc.[3]	1,671,000	1,829,000		3,500,000	27,650,000
Smart Balance, Inc., Units[4]	525,000		525,000	—	—
Smart Balance, Inc., Warrants Exp 12/16/2009[4]	129,000		129,000	—	—
Stanley, Inc.	1,623,700			1,623,700	47,834,202

Total investments in “affiliates” (11.88% of Net Assets)					$372,673,255	$752,368

[1]	An “Affiliated” Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company's outstanding voting securities at any time during the six months ended March 31, 2008.
[2]	As of March 31, 2008, no longer an affiliate.
[3]	Increase due to exercise of units/warrants and additional purchases.
[4]	Decrease due to exercise of units/warrants.

10. COMMITMENTS AND CONTINGENCIES.

On September 27, 2006, Baron Asset Fund, Baron Growth Fund, and Baron Small Cap Fund, in connection with their investment in Kerzner International Holdings Ltd. (“Kerzner”), each agreed to guarantee (“Windstorm Guarantee”) its proportionate share (based on each Fund’s ownership interests in Kerzner), of certain obligations relating to amounts that may become payable due to wind or storm damage at Kerzner’s Bahamian properties to the lenders that financed the Kerzner acquisition. The maximum amounts of potential future payments by each Fund would be $4,450,483 for Baron Asset Fund, $6,323,021 for Baron Growth Fund, and $2,988,365 for Baron Small Cap Fund. The Windstorm Guarantee will expire June 2009. Accordingly, Baron Asset Fund, Baron Growth Fund and Baron Small Cap Fund have segregated securities valued in excess of the guarantee amount to meet these contingencies.

In addition, Baron Growth Fund has committed to purchase up to $5,000,000 of Island Global Yachting IV L.P. As of March 31, 2008 Baron Growth Fund has funded $2,090,399 against this commitment.

32

March 31, 2008	Baron Funds

FINANCIAL HIGHLIGHTS (unaudited)

BARON ASSET FUND

Selected data for a share outstanding throughout each period:

	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999

Net asset value, beginning of period	$66.57	$60.08	$56.52	$47.89	$40.05	$35.65	$40.22	$63.35	$51.57	$39.96

Income from investment operations:
Net investment loss	(0.13)[1]	(0.10)[1]	(0.27)	(0.46)	(0.43)	(0.46)	(0.55)	(0.65)	(0.76)	(0.30)
Net realized and unrealized gain (loss) on investments	(8.09)	11.27	6.64	12.08	8.27	6.04	0.05	(17.87)	12.53	11.94

Total from investment operations	(8.22)	11.17	6.37	11.62	7.84	5.58	(0.50)	(18.52)	11.77	11.64

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)
Net realized gain on investments	(2.08)	(4.68)	(2.81)	(2.99)	0.00	(1.18)	(4.07)	(4.61)	0.00	0.00

Total distributions	(2.08)	(4.68)	(2.81)	(2.99)	0.00	(1.18)	(4.07)	(4.61)	0.00	(0.04)

Capital contribution	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01	0.01

Net asset value, end of period	$56.27	$66.57	$60.08	$56.52	$47.89	$40.05	$35.65	$40.22	$63.35	$51.57

Total return	(12.71)%[2]	19.56%	11.54%	25.21%	19.58%	16.11%	(2.54)%	(31.16)%	22.84%[5]	29.16%[6]

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,779.6	$4,468.0	$3,365.6	$2,687.4	$2,002.4	$1,957.2	$2,055.2	$2,692.3	$4,917.4	$5,863.1
Ratio of total expenses to average net assets	1.32%[3,4]	1.34%[4]	1.33%	1.34%	1.34%	1.34%	1.35%	1.37%	1.36%	1.31%
Less: Ratio of interest expense to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.02)%	(0.01)%	(0.03)%	0.00%

Ratio of operating expenses to average net assets	1.32%[3]	1.34%	1.33%	1.34%	1.34%	1.34%	1.33%	1.36%	1.33%	1.31%

Ratio of net investment loss to average net assets	(0.42)%[3]	(0.17)%	(0.49)%	(0.91)%	(0.90)%	(1.14)%	(1.16)%	(1.14)%	(1.09)%	(0.57)%
Portfolio turnover rate	7.58%[2]	13.39%	21.87%	11.47%	19.57%	27.95%	6.01%	4.33%	2.51%	15.64%

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Benefit of expense reduction rounds to less than 0.01%.
[5]	Had the Adviser not made the capital contribution, the Fund’s performance would have been reduced by 0.02%.
[6]	Had the Adviser not made the capital contribution, the Fund’s performance would have been reduced by 0.03%.

See Notes to Financial Statements.	33

Baron Funds	March 31, 2008

FINANCIAL HIGHLIGHTS (unaudited) (continued)

BARON GROWTH FUND

Selected data for a share outstanding throughout each period:

	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999

Net asset value, beginning of period	$54.55	$47.23	$45.96	$38.92	$32.65	$26.96	$27.18	$32.26	$29.06	$20.32

Income from investment operations:
Net investment loss	(0.13)[1]	(0.25)[1]	(0.29)	(0.29)	(0.30)	(0.25)	(0.23)	(0.22)	(0.26)	(0.04)
Net realized and unrealized loss on investments	(6.49)	10.11	3.61	7.33	6.57	5.94	1.65	(1.67)	5.34	8.82

Total from investment operations	(6.62)	9.86	3.32	7.04	6.27	5.69	1.42	(1.89)	5.08	8.78

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.04)
Net realized gain on investments	(2.50)	(2.54)	(2.05)	0.00	0.00	0.00	(1.64)	(3.19)	(1.88)	0.00

Total distributions	(2.50)	(2.54)	(2.05)	0.00	0.00	0.00	(1.64)	(3.19)	(1.88)	(0.04)

Net asset value, end of period	$45.43	$54.55	$47.23	$45.96	$38.92	$32.65	$26.96	$27.18	$32.26	$29.06

Total return	(12.61)%[2]	21.41%	7.36%	18.09%	19.20%	21.11%	5.02%	(6.06)%	18.63%	43.21%

Ratios/Supplemental data:
Net assets (in millions), end of period	$6,026.9	$7,075.9	$5,315.8	$5,005.1	$3,135.6	$2,185.4	$1,030.3	$512.3	$533.4	$439.4
Ratio of total expenses to average net assets	1.31%[3,4]	1.31%[4]	1.31%	1.31%	1.33%	1.36%	1.35%	1.36%	1.36%	1.40%
Less: Ratio of interest expense to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.03)%

Ratio of operating expenses to average net assets	1.31%[3]	1.31%	1.31%	1.31%	1.33%	1.36%	1.35%	1.36%	1.36%	1.37%

Ratio of net investment loss to average net assets	(0.52)%[3]	(0.49)%	(0.61)%	(0.73)%	(0.89)%	(1.11)%	(1.02)%	(0.79)%	(0.78)%	(0.20)%
Portfolio turnover rate	17.16%[2]	21.37%	21.27%	15.50%	27.15%	32.63%	18.31%	34.94%	39.00%	53.36%

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Benefit of expense reduction rounds to less than 0.01%.

34	See Notes to Financial Statements.

March 31, 2008	Baron Funds

FINANCIAL HIGHLIGHTS (unaudited) (continued)

BARON SMALL CAP FUND

Selected data for a share outstanding throughout each period:

	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999

Net asset value, beginning of period	$25.47	$23.59	$23.08	$19.18	$17.26	$13.73	$12.69	$16.05	$13.37	$8.61

Income from investment operations:
Net investment loss	(0.02)[1]	(0.02)[1]	(0.18)	(0.10)	(0.15)	(0.11)	(0.14)	(0.11)	(0.16)	(0.10)
Net realized and unrealized gain (loss) on investments	(3.20)	4.96	1.43	4.55	2.07	4.02	1.18	(2.87)	2.84	4.86

Total from investment operations	(3.22)	4.94	1.25	4.45	1.92	3.91	1.04	(2.98)	2.68	4.76

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.67)	(3.06)	(0.74)	(0.55)	0.00	(0.38)	0.00	(0.38)	0.00	0.00

Total distributions	(1.67)	(3.06)	(0.74)	(0.55)	0.00	(0.38)	0.00	(0.38)	0.00	0.00

Net asset value, end of period	$20.58	$25.47	$23.59	$23.08	$19.18	$17.26	$13.73	$12.69	$16.05	$13.37

Total return	(13.54)%[2]	22.54%	5.52%	23.56%	11.12%	29.20%	8.20%	(18.83)%	20.04%	55.28%

Ratios/Supplemental data:
Net assets (in millions), end of period	$3,136.2	$3,522.4	$2,921.7	$2,828.6	$1,782.1	$1,210.5	$719.1	$585.9	$879.5	$715.7
Ratio of operating expenses to average net assets	1.31%[3,4]	1.31%[4]	1.33%	1.33%	1.33%	1.36%	1.36%	1.35%	1.33%	1.34%
Ratio of net investment loss to average net assets	(0.21)%[3]	(0.09)%	(0.73)%	(0.48)%	(0.88)%	(0.87)%	(0.97)%	(0.68)%	(0.90)%	(0.99)%
Portfolio turnover rate	20.93%[2]	36.51%	39.99%	24.68%	32.92%	30.29%	55.07%	55.77%	53.18%	42.69%

[1]	Based on average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Benefit of expense reduction rounds to less than 0.01%.

See Notes to Financial Statements.	35

Baron Funds	March 31, 2008

FINANCIAL HIGHLIGHTS (unaudited) (continued)

BARON iOPPORTUNITY FUND

Selected data for a share outstanding throughout each period:

	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006	2005	2004	2003	2002	2001	2000[1]

Net asset value, beginning of period	$13.01	$10.05	$9.16	$7.58	$6.48	$3.63	$4.09	$8.76	$10.00

Income from investment operations:
Net investment income (loss)	(0.06)[2]	(0.07)[2]	(0.03)	(0.09)	(0.10)	(0.05)	(0.06)	(0.05)	0.03
Net realized and unrealized gain (loss) on investments	(1.83)	3.03	0.92	1.66	1.18	2.89	(0.40)	(4.59)	(1.28)

Total from investment operations	(1.89)	2.96	0.89	1.57	1.08	2.84	(0.46)	(4.64)	(1.25)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00
Net realized gain on investments	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total distributions	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.03)	0.00

Redemption fees added to capital paid in	0.00 [3]	0.00 [3]	0.00 [3]	0.01	0.02	0.01	0.00 [3]	0.00 [3]	0.01

Net asset value, end of period	$11.12	$13.01	$10.05	$9.16	$7.58	$6.48	$3.63	$4.09	$8.76

Total return	(14.53)%[4,5]	29.45%[5]	9.72%	20.84%[5]	16.98%[5]	78.51%[5]	(11.25)%[5]	(53.14)%[5]	(12.40)%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$175.9	$198.0	$145.4	$145.7	$133.9	$109.3	$57.5	$73.7	$188.2
Ratio of operating expenses to average net assets	1.43%[6]	1.43%	1.45%	1.52%	1.56%	1.67%	1.65%	1.55%	1.53%[6]
Less: Expense reimbursements and/or offsets	(0.00)%[6,7]	(0.01)%	0.00%	(0.02)%	(0.06)%	(0.17)%	(0.15)%	(0.05)%	(0.03)%[6]

Ratio of net expenses to average net assets	1.43%[6]	1.42%	1.45%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%[6]

Ratio of net investment income (loss) to average net assets	(0.93)%[6]	(0.61)%	(0.26)%	(1.01)%	(1.25)%	(1.18)%	(1.20)%	(0.75)%	0.46%[6]
Portfolio turnover rate	33.33%[4]	46.20%	67.25%	83.64%	86.35%	89.72%	96.41%	123.30%	31.47%[4]

[1]	For the period February 29, 2000 (Commencement of Operations) to September 30, 2000.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Not Annualized.
[5]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Annualized.
[7]	Benefit of expense reduction rounds to less than 0.01%.

March 31, 2008	Baron Funds

FINANCIAL HIGHLIGHTS (unaudited) (continued)

BARON FIFTH AVENUE GROWTH FUND

Selected data for a share outstanding throughout each period:

	Six Months Ended March 31,	Year Ended September 30,
	2008	2007	2006	2005	2004[1]

Net asset value, beginning of period	$14.12	$12.22	$11.56	$9.89	$10.00

Income from investment operations:
Net investment income (loss)	0.00 [2,3]	(0.01)[2]	(0.02)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.58)	1.91	0.68	1.72	(0.09)

Total from investment operations	(1.58)	1.90	0.66	1.67	(0.11)

Less distributions to shareholders from:
Net investment income	0.00	0.00	0.00	0.00	0.00
Net realized gain on investments	(1.12)	0.00	0.00	0.00	0.00

Total distributions	(1.12)	0.00	0.00	0.00	0.00

Net asset value, end of period	$11.42	$14.12	$12.22	$11.56	$9.89

Total return	(11.94)%[4,5]	15.55%	5.71%	16.89%[5]	(1.10)%[4,5]

Ratios/Supplemental data:
Net assets (in millions), end of period	$75.4	$110.2	$123.3	$96.5	$49.3
Ratio of operating expenses to average net assets	1.46%[6]	1.36%[7]	1.39%	1.49%	1.67%[6]
Less: Expense reimbursements and/or offsets	(0.06)%[6]	0.00%	0.00%	(0.09)%	(0.27)%[6]

Ratio of net expenses to average net assets	1.40%[6]	1.36%	1.39%	1.40%	1.40%[6]

Ratio of net investment income (loss) to average net assets	0.02%[6]	(0.08)%	(0.16)%	(0.58)%	(0.79)%[6]
Portfolio turnover rate	18.54%[4]	28.75%	105.77%	46.71%	7.58%[4]

[1]	For the period April 30, 2004 (Commencement of Operations) to September 30, 2004.
[2]	Based on average shares outstanding.
[3]	Less than $0.01 per share.
[4]	Not Annualized.
[5]	The total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Annualized.
[7]	Benefit of expense reduction rounds to less than 0.01%.

See Notes to Financial Statements.	37

1.800.99.BARON

www.BaronFunds.com

©2008 All Rights Reserved

MAR08

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included herein under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

Exhibit 99.CODE ETH

(a)(2) Certifications pursuant to Section 302 of the Sarbanes Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BARON INVESTMENT FUNDS TRUST

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald Baron
Ronald Baron
Chief Executive Officer

Date: May 27, 2008

By:	/s/ Peggy Wong
Peggy Wong
Treasurer and Chief Financial Officer

Date: May 27, 2008